Calvert Income Funds

Prospectus Dated
February 1, 2017
as revised July 13, 2017

Class (Ticker)
Calvert Income Fund	A (CFICX)	C (CIFCX)	Y (CIFYX)	I (CINCX)	R (CICRX)
Calvert Short Duration Income Fund	A (CSDAX)	C (CDICX)	Y (CSDYX)	I (CDSIX)
Calvert Long-Term Income Fund	A (CLDAX)			I (CLDIX)
Calvert Ultra-Short Income Fund	A (CULAX)		Y (CULYX)	I (CULIX)
Calvert High Yield Bond Fund	A (CYBAX)	C (CHBCX)	Y (CYBYX)	I (CYBIX)
Calvert Bond Portfolio	A (CSIBX)	C (CSBCX)	Y (CSIYX)	I (CBDIX)
Calvert Green Bond Fund	A (CGAFX)		Y (CGYFX)	I (CGBIX)

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

This Prospectus contains important information about the Funds and the services available to shareholders.  Please save it for reference.

Table of Contents

Fund Summaries	4
Calvert Income Fund	4
Calvert Short Duration Income Fund	11
Calvert Long-Term Income Fund	18
Calvert Ultra-Short Income Fund	24
Calvert High Yield Bond Fund	31
Calvert Bond Portfolio	38
Calvert Green Bond Fund	45
More Information On Investment Objective, Investment Strategies and Risks	51
About Responsible Investing	54
High Social Impact Investments Program	55
Management of Fund Investments	55
About Calvert Research and Management	55
Portfolio Managers	56
Advisory Fees	56
Shareholder Information	57
How to Buy Shares	57
Getting Started—Before You Open an Account	57
Choosing a Share Class	58
Reduced Sales Charges (sales load breakpoints/discount)	60
Reinstatement Privilege	62
Distribution and Service Fees	62
Arrangements with Broker/Dealers	63
How to Open an Account	64
How Shares are Priced	66
When Your Account will be Credited	66
How to Sell Shares	67
Other Features/Policies (Exchanges, Market Timing Policy, etc.)	69
Dividends, Capital Gains and Taxes	72
Glossary of Certain Investment Risks	74

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Financial Highlights	76
Calvert Income Fund	76
Calvert Short Duration Income Fund	81
Calvert Long-Term Income Fund	85
Calvert Ultra-Short Income Fund	87
Calvert High Yield Bond Fund	90
Calvert Bond Portfolio	94
Calvert Green Bond Fund	98
Appendix A: The Calvert Principles for Responsible Investment	101
Appendix B: Financial Intermediary Sales Charge Variations	103

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Fund Summaries

Calvert Income Fund

Investment Objective

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B - Financial Intermediary Sales Charge Variations in the Prospectus.  More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 58 and “Reduced Sales Charges” on page 60 of this Prospectus, and under “Method of Distribution” on page 35 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I	Class R
Maximum sales charge (load) on purchases (as a % of offering price)	3.75%	None	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I	Class R
Management fees(3)	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None	0.50%
Other expenses	0.25%	0.27%	0.21%	0.14%	0.47%
Total annual fund operating expenses	1.02%	1.79%	0.73%	0.66%	1.49%
Less fee waiver and/or expense reimbursement(4)	(0.02)%	0.00%	0.00%	(0.02)%(5)	(0.02)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.00%	1.79%	0.73%	0.64%	1.47%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.00% for Class A shares, 1.09% for Class Y  shares, 0.84% for Class I shares and 1.47% for Class R shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

(5)

The contractual administrative fee is 0.12%.  CRM has agreed to contractually waive 0.02% of the administrative fee on Class I shares through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$473	$686	$915	$1,574	$473	$686	$915	$1,574
Class C shares	$282	$563	$970	$2,105	$182	$563	$970	$2,105
Class Y shares	$75	$233	$406	$906	$75	$233	$406	$906
Class I shares	$6,540	$20,919	$36,575	$82,059	$6,540	$20,919	$36,575	$82,059
Class R shares	$150	$469	$811	$1,778	$150	$469	$811	$1,778

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 155% of its portfolio’s average value.

Principal Investment Strategies

The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Adviser.  For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund also may invest in trust preferred securities, taxable municipal securities, leveraged loans and asset-backed securities (“ABS”), including commercial mortgage-backed securities.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including distressed securities that are in default.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

Investment decisions for the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investing criteria described below. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may sell a security when the investment adviser’s price objective is reached, the fundamentals of the investment change or to pursue more attractive investment options. The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objectives. The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. The Fund manages duration and any hedging of interest rate risk through the purchase and sale of U.S. Treasury securities and related futures contracts.

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which, in part, reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, among other factors, markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Such defaults may reduce the value of Fund shares and income distributions.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of a municipal obligation to make principal and interest payments. The value of a municipal obligation also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Portfolio Duration Risk. Duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed-income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its municipal obligations at attractive prices. Illiquid securities also may be difficult to value.

Lower Rated Investment Risk. Investments rated below investment grade and comparable unrated investments (“junk bonds”) can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (those rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve their original value.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the investment adviser. When the Fund purchases unrated securities, it will depend on the investment adviser’s analysis of credit risk without the assessment of a rating agency.  The credit risk of an unrated security will vary depending on its credit quality and whether it is supported by a credit enhancement.

Taxable Municipal Bond Risk. Taxable municipal bonds are subject to credit risk, interest rate risk and certain additional risks.  The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or industrial development bonds.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold investments that do not comply with the Fund’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 7.78% for the quarter ended June 30, 2009 and the lowest quarterly return was -7.72% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	1.65%	2.57%	2.94%
Class A Return After Taxes on Distributions	0.26%	1.31%	1.53%
Class A Return After Taxes on Distributions and Sale of Class A Shares	0.62%	1.41%	1.69%
Class C Return Before Taxes	3.79%	2.62%	2.60%
Class Y Return Before Taxes	5.84%	3.70%	3.65%
Class I Return Before Taxes	5.94%	3.95%	3.96%
Class R Return Before Taxes	5.08%	3.10%	3.06%
Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes)	5.63%	3.85%	5.31%

These returns reflect the maximum sales charge for Class A (3.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class Y shares prior to February 29, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers.

Vishal Khanduja, CFA, Vice President of CRM, has managed the Fund since January 2013.

Brian S. Ellis, CFA, Vice President of CRM, has managed the Fund since November 2015.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts

$2,000

IRA accounts

$1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts

$2,000

IRA accounts

$1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars.  For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Class R Shares. Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 402(b) plans and 529 college savings plans.  Please contact your recordkeeper or plan administrator in order to sell shares from your retirement plan.

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions taken from a retirement plan account are taxable as ordinary income.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Short Duration Income Fund

Investment Objective

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B - Financial Intermediary Sales Charge Variations in the Prospectus.  More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 58 and “Reduced Sales Charges” on page 60 of this Prospectus, and under “Method of Distribution” on page 35 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.20%	0.20%	0.15%	0.08%
Total annual fund operating expenses	0.91%	1.66%	0.61%	0.54%
Less fee waiver and/or expense reimbursement(4)	(0.03)%	0.00%	0.00%	(0.02)%(5)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.88%	1.66%	0.61%	0.52%

(1)

Class A shares purchased prior to April 10, 2017 at net asset value for accounts with $250,000 or more on which a finder’s fee has been paid are subject to a one year contingent deferred sales charge of 0.50%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.88% for Class A shares, 0.95% for Class Y  shares and 0.75% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

(5)

The contractual administrative fee is 0.12%. CRM has agreed to contractually waive 0.02% of the administrative fee on Class I shares through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$362	$554	$762	$1,361	$362	$554	$762	$1,361
Class C shares	$269	$523	$902	$1,965	$169	$523	$902	$1,965
Class Y shares	$62	$195	$340	$762	$62	$195	$340	$762
Class I shares	$5,316	$17,109	$29,977	$67,518	$5,316	$17,109	$29,977	$67,518

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 147% of its portfolio’s average value.

Principal Investment Strategies

The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Adviser.  For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund also may invest in trust preferred securities, taxable municipal securities, leveraged loans and asset-backed securities (“ABS”), including commercial mortgage-backed securities.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including distressed securities that are in default.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

Under normal circumstances, the Fund’s average portfolio duration will range from one to three years.

Investment decisions for the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investing criteria described below. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may sell a security when the investment adviser’s price objective is reached, the fundamentals of the investment change or to pursue more attractive investment options. The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objectives. The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. The Fund manages duration and any hedging of interest rate risk through the purchase and sale of U.S. Treasury securities and related futures contracts.

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which, in part, reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, among other things, markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Such defaults may reduce the value of Fund shares and income distributions.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of a municipal obligation to make principal and interest payments. The value of a municipal obligation also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Portfolio Duration Risk. Duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed-income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its municipal obligations at attractive prices. Illiquid securities also may be difficult to value.

Lower Rated Investment Risk. Investments rated below investment grade and comparable unrated investments (“junk bonds”) can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (those rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve their original value.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the investment adviser. When the Fund purchases unrated securities, it will depend on the investment adviser’s analysis of credit risk without the assessment of a rating agency.  The credit risk of an unrated security will vary depending on its credit quality and whether it is supported by a credit enhancement.

Taxable Municipal Bond Risk. Taxable municipal bonds are subject to credit risk, interest rate risk and certain additional risks.  The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or industrial development bonds.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold investments that do not comply with the Fund’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 5.03% for the quarter ended June 30, 2009 and the lowest quarterly return was -1.60% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	0.39%	1.66%	2.87%
Class A Return After Taxes on Distributions	-0.50%	0.83%	1.71%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-0.11%	0.91%	1.78%
Class C Return Before Taxes	1.49%	1.48%	2.38%
Class Y Return Before Taxes	3.60%	2.56%	3.42%
Class I Return Before Taxes	3.63%	2.77%	3.66%
Bloomberg Barclays 1-5 Year U.S. Credit Index (reflects no deduction for fees, expenses or taxes)	2.58%	2.46%	3.86%

These returns reflect the maximum sales charge for Class A (2.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class Y shares prior to February 29, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers.

Vishal Khanduja, CFA, Vice President of CRM, has managed the Fund since January 2013.

Brian S. Ellis, CFA, Vice President of CRM, has managed the Fund since November 2015.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts

$2,000

IRA Accounts

$1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts

$2,000

IRA Accounts

$1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone:  Call 800-368-2745
By Mail:  Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Long-Term Income Fund

Investment Objective

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investments in longer-dated securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B - Financial Intermediary Sales Charge Variations in the Prospectus.  More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 58 and “Reduced Sales Charges” on page 60 of this Prospectus, and under “Method of Distribution” on page 35 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	3.75%	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class I
Management fees(2)	0.52%	0.52%
Distribution and service (12b-1) fees	0.25%	None
Other expenses	0.33%	19.06%
Total annual fund operating expenses	1.10%	19.58%
Less fee waiver and/or expense reimbursement(3)	(0.10)%	(19.03)%(4)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.00%	0.55%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(3)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.00% for Class A shares and 0.55% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

(4)

The contractual administrative fee is 0.12%. CRM has agreed to contractually waive 0.02% of the administrative fee on Class I shares through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$473	$702	$949	$1,656	$473	$702	$949	$1,656
Class I shares	$5,622	$357,186	$613,708	$991,196	$5,622	$357,186	$613,708	$991,196

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 244% of its portfolio’s average value.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Principal Investment Strategies

The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Adviser.  For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund also may invest in trust preferred securities, taxable municipal securities, leveraged loans and asset-backed securities (“ABS”), including commercial mortgage-backed securities.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including distressed securities that are in default.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

Under normal circumstances, the Fund will have a dollar-weighted average portfolio maturity of ten years or more.

Investment decisions for the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investing criteria described below. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may sell a security when the investment adviser’s price objective is reached, the fundamentals of the investment change or to pursue more attractive investment options. The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objectives. The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. The Fund manages duration and any hedging of interest rate risk through the purchase and sale of U.S. Treasury securities and related futures contracts.

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which, in part, reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, among other things, markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.  Such defaults may reduce the value of Fund shares and income distributions.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of a municipal obligation to make principal and interest payments. The value of a municipal obligation also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Portfolio Maturity Risk. Average weighted portfolio maturity is the length of time, in days or years, until the securities held by a fund, on average, will mature or be redeemed by their issuers.  The average portfolio maturity is weighted according to the dollar amounts invested in the various securities held by a fund.  In general, the longer a fund’s average weighted portfolio maturity, the more its share price will fluctuate in response to changing interest rates.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed-income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its municipal obligations at attractive prices. Illiquid securities also may be difficult to value.

Lower Rated Investment Risk. Investments rated below investment grade and comparable unrated investments (“junk bonds”) can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (those rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve their original value.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the investment adviser. When the Fund purchases unrated securities, it will depend on the investment adviser’s analysis of credit risk without the assessment of a rating agency. The credit risk of an unrated security will vary depending on its credit quality and whether it is supported by a credit enhancement.

Taxable Municipal Bond Risk. Taxable municipal bonds are subject to credit risk, interest rate risk and certain additional risks.  The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or industrial development bonds.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold investments that do not comply with the Fund’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 8.33% for the quarter ended September 30, 2009 and the lowest quarterly return was -6.81% for the quarter ended June 30, 2015.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	2.76%	3.77%	6.88%
Class A Return After Taxes on Distributions	0.00%	1.61%	4.48%
Class A Return After Taxes on Distributions and Sale of Class A Shares	0.94%	2.09%	4.48%
Class I Return Before Taxes	7.30%	4.79%	7.40%
Bloomberg Barclays Long U.S. Credit Index (reflects no deduction for fees, expenses or taxes)	10.22%	5.20%	6.87%

These returns reflect the maximum sales charge for Class A (3.75%).  Performance results for Class I shares prior to January 31, 2015 (the Class I shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I has lower class-specific expenses than Class A.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers.

Vishal Khanduja, CFA, Vice President of CRM, has managed the Fund since January 2013.

Brian S. Ellis, CFA, Vice President of CRM, has managed the Fund since November 2015.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A

Regular accounts

$2,000

IRA accounts

$1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class I Shares. All initial and subsequent purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars.  For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone:  Call 800-368-2745
By Mail:  Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Ultra-Short Income Fund

Investment Objective

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B - Financial Intermediary Sales Charge Variations in the Prospectus.  More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 58 and “Reduced Sales Charges” on page 60 of this Prospectus, and under “Method of Distribution” on page 35 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	1.25%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class Y	Class I
Management fees(2)	0.38%	0.38%	0.38%
Distribution and service (12b-1) fees	0.25%	None	None
Other expenses	0.19%	0.14%	0.14%
Total annual fund operating expenses	0.82%	0.52%	0.52%
Less fee waiver and/or expense reimbursement(3)	(0.05)%	0.00%	(0.02)%(4)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.77%	0.52%	0.50%

(1)

Class A shares purchased prior to April 10, 2017 at net asset value for accounts with $250,000 or more on which a finder’s fee has been paid are subject to a one year contingent deferred sales charge of 0.15%.

(2)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(3)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.77% for Class A shares, 0.84% for Class Y shares and 0.50% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

(4)

The contractual administrative fee is 0.12%. CRM has agreed to contractually waive 0.02% of the administrative fee on Class I shares through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$203	$379	$570	$1,121	$203	$379	$570	$1,121
Class Y shares	$53	$167	$291	$653	$53	$167	$291	$653
Class I shares	$5,113	$16,473	$28,874	$65,077	$5,113	$16,473	$28,874	$65,077

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of its portfolio’s average value.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a portfolio of floating-rate securities (e.g., corporate floating-rate securities) and securities with durations of less than or equal to one year. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Adviser.  For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund also may invest in trust preferred securities, taxable municipal securities, leveraged loans and asset-backed securities (“ABS”), including commercial mortgage-backed securities.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including distressed securities that are in default.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

Under normal circumstances, the Fund’s average portfolio duration will be less than one year.

Investment decisions for the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investing criteria described below. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may sell a security when the investment adviser’s price objective is reached, the fundamentals of the investment change or to pursue more attractive investment options. The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objectives. The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. The Fund manages duration and any hedging of interest rate risk through the purchase and sale of U.S. Treasury securities and related futures contracts.

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which, in part, reflect the market’s expectations for higher U.S. economic growth and inflation. As a

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, among other factors, markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.  Such defaults may reduce the value of Fund shares and income distributions.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of a municipal obligation to make principal and interest payments. The value of a municipal obligation also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. The individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Because a significant portion of securities held by the Fund may have variable or floating interest rates, the amounts of the Fund’s monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

Portfolio Duration Risk. Duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Lag Risk for Interest Payments. There may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment for a floating-rate security, which could harm or benefit the Fund, depending on the circumstances. For example, a floating-rate security that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates. In a declining interest rate environment, however, the Fund would benefit from the lag since the Fund would not immediately be impacted by a decline in interest rates.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed-income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its municipal obligations at attractive prices. Illiquid securities also may be difficult to value.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Lower Rated Investment Risk. Investments rated below investment grade and comparable unrated investments (“junk bonds”) can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (those rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve their original value.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the investment adviser. When the Fund purchases unrated securities, it will depend on the investment adviser’s analysis of credit risk without the assessment of a rating agency. The credit risk of an unrated security will vary depending on its credit quality and whether it is supported by a credit enhancement.

Taxable Municipal Bond Risk. Taxable municipal bonds are subject to credit risk, interest rate risk and certain additional risks.  The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or industrial development bonds.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold investments that do not comply with the Fund’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 3.25% for the quarter ended June 30, 2009 and the lowest quarterly return was -0.78% for the quarter ended September 30, 2011.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	0.60%	0.95%	2.25%
Class A Return After Taxes on Distributions	0.11%	0.57%	1.52%
Class A Return After Taxes on Distributions and Sale of Class A Shares	0.24%	0.56%	1.46%
Class Y Return Before Taxes	2.15%	1.42%	2.52%
Class I Return Before Taxes	2.22%	1.39%	2.47%
Bloomberg Barclays 9-12 Months Short Treasury Index (reflects no deduction for fees, expenses or taxes)	0.79%	0.33%	1.39%

These returns reflect the maximum sales charge for Class A (1.25%).  Performance results for Class Y shares prior to May 28, 2010 (the Class Y shares’ inception date) and Class I shares prior to January 31, 2014 (the Class I shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y and Class I share performance would have been higher than Class A share performance because Class Y and Class I have lower class-specific expenses than Class A.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers.

Vishal Khanduja, CFA, Vice President of CRM, has managed the Fund since July 2012.

Brian S. Ellis, CFA, Vice President of CRM, has managed the Fund since March 2015.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A

Regular accounts

$2,000

IRA Accounts

$1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts

$2,000

IRA Accounts

$1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone:  Call 800-368-2745
By Mail:  Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert High Yield Bond Fund

Investment Objective

The Fund seeks high current income and capital appreciation, secondarily.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B - Financial Intermediary Sales Charge Variations in the Prospectus.  More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 58 and “Reduced Sales Charges” on page 60 of this Prospectus, and under “Method of Distribution” on page 35 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	3.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.60%	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.33%	0.52%	0.30%	0.15%
Total annual fund operating expenses	1.18%	2.12%	0.90%	0.75%
Less fee waiver and/or expense reimbursement(4)	(0.11)%	(0.30)%	(0.08)%	(0.02)%(5)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.07%	1.82%	0.82%	0.73%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.07% for Class A shares, 1.82% for Class C shares, 0.82% for Class Y shares and 0.74% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

(5)

The contractual administrative fee is 0.12%. CRM has agreed to contractually waive 0.02% of the administrative fee on Class I shares through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$480	$725	$989	$1,744	$480	$725	$989	$1,744
Class C shares	$285	$635	$1,112	$2,428	$185	$635	$1,112	$2,428
Class Y shares	$84	$279	$491	$1,100	$84	$279	$491	$1,100
Class I shares	$7,456	$23,768	$41,496	$92,845	$7,456	$23,768	$41,496	$92,845

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129% of its portfolio’s average value.

Principal Investment Strategies

The Fund invests primarily in high-yield, high-risk bonds, with varying maturities, including distressed securities that are in default, which are rated lower than investment grade (i.e., bonds rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Ratings Services (“S&P”)). The Fund’s duration and maturity is managed tactically based on the Adviser’s outlook for the fixed-income markets. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high-yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in high yield, high risk bonds, also known as “junk” bonds. For purposes of ratings restrictions, if securities are rated differently by two or more rating agencies, the lower rating is used.  The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund also may invest in trust preferred securities, taxable municipal securities, leveraged loans and asset-backed securities (“ABS”), including commercial mortgage-backed securities. In addition, the Fund may invest in foreign debt securities.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include securities such as collateralized mortgage obligations (“CMOs”) and ABS.

Under certain market conditions, the Fund may opportunistically use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund and hedge interest rate risk.

The Adviser actively manages the Fund’s investments and securities that may be bought and sold on a daily basis. The Adviser’s staff monitors the credit quality of securities held by the Fund and other securities available to the Fund.  Although the Adviser considers security ratings when making investment decisions, it performs its own credit and investment analysis utilizing various methodologies including “bottom up/top down” analysis and consideration of macroeconomic and technical factors, and does not rely primarily on the ratings assigned by the rating services. In conjunction with its financial analysis, investment decisions are made in consideration of the responsible investing criteria described below.  The portfolio managers attempt to improve yield and preserve and enhance principal value through timely trading. The portfolio managers also consider the relative value of securities in the marketplace in making investment decisions.

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which, in part, reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, among other things, markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.  Such defaults may reduce the value of Fund shares and income distributions.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of a municipal

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

obligation to make principal and interest payments. The value of a municipal obligation also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed-income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its municipal obligations at attractive prices. Illiquid securities also may be difficult to value.

Lower Rated Investment Risk. Investments rated below investment grade and comparable unrated investments (“junk bonds”) can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. The individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Portfolio Duration Risk. Duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Defaulted Bonds Risk. For bonds in default (those rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve their original value.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the investment adviser. When the Fund purchases unrated securities, it will depend on the investment adviser’s analysis of credit risk without the assessment of a rating agency. The credit risk of an unrated security will vary depending on its credit quality and whether it is supported by a credit enhancement.

Taxable Municipal Bond Risk. Taxable municipal bonds are subject to credit risk, interest rate risk and certain additional risks.  The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or industrial development bonds.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold investments that do not comply with the Fund’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 10.92% for the quarter ended June 30, 2009 and the lowest quarterly return was -14.17% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	7.50%	5.21%	5.43%
Class A Return After Taxes on Distributions	5.09%	2.62%	2.96%
Class A Return After Taxes on Distributions and Sale of Class A Shares	4.61%	2.87%	3.13%
Class C Return Before Taxes	9.87%	5.00%	5.31%
Class Y Return Before Taxes	11.97%	6.29%	5.98%
Class I Return Before Taxes	12.10%	6.40%	6.29%
BofA Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	17.49%	7.35%	7.35%

These returns reflect the maximum sales charge for Class A (3.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class C shares prior to October 31, 2011 (the Class C shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class C share performance would have been lower than Class A share performance because Class C has higher class-specific expenses than Class A.  Performance results for Class Y shares prior to July 29, 2011 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.

Pursuant to an Agreement and Plan of Reorganization, Class A shares and Class I shares of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. (“SMF Calvert High Yield Bond Fund”), were reorganized into the Class A shares and Class I shares, respectively, of an identical and newly created series of The Calvert Fund, Calvert High Yield Bond Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class A shares and Class I shares reflect the performance of SMF Calvert High Yield Bond Fund. In addition, performance results for Class A shares prior to February 1, 2007, the inception date for Class A shares of SMF Calvert High Yield Bond Fund, reflect the performance of Class I shares of SMF Calvert High Yield Bond Fund, adjusted for the 12b-1 distribution fees applicable to Class A.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers.

Vishal Khanduja, CFA, Vice President of CRM, has managed the Fund since January 2013.

Michael W. Weilheimer, Vice President of CRM, has managed the Fund since December 31, 2016.

Raphael Leeman, Vice President of CRM, has managed the Fund since December 31, 2016.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts

$2,000

IRA Accounts

$1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts

$2,000

IRA Accounts

$1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone:  Call 800-368-2745
By Mail:  Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Bond Portfolio

Investment Objective

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B - Financial Intermediary Sales Charge Variations in the Prospectus.  More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 58 and “Reduced Sales Charges” on page 60 of this Prospectus, and under “Method of Distribution” on page 37 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	3.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.20%	1.00%	None	None
Other expenses	0.21%	0.31%	0.15%	0.08%
Total annual fund operating expenses	0.88%	1.78%	0.62%	0.55%
Less fee waiver and/or expense reimbursement(4)	0.00%	0.00%	0.00%	(0.02)%(5)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.88%	1.78%	0.62%	0.53%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.64% for Class Y shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

(5)

The contractual administrative fee is 0.12%. CRM has agreed to contractually waive 0.02% of the administrative fee on Class I shares through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$461	$645	$844	$1,419	$461	$645	$844	$1,419
Class C shares	$281	$560	$964	$2,095	$181	$560	$964	$2,095
Class Y shares	$63	$199	$346	$774	$63	$199	$346	$774
Class I shares	$5,418	$17,427	$30,529	$68,737	$5,418	$17,427	$30,529	$68,737

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 154% of its portfolio’s average value.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds. Bonds include debt securities of any maturity. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. At least 80% of the Fund’s net assets are invested in investment grade debt securities. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Rating Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund also may invest in trust preferred securities, taxable municipal securities, leveraged loans and asset-backed securities (“ABS”), including commercial mortgage-backed securities.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund may invest up to 20% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including distressed securities that are in default.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

Investment decisions for the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investing criteria described below. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may sell a security when the investment adviser’s price objective is reached, the fundamentals of the investment change or to pursue more attractive investment options. The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objectives. The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. The Fund manages duration and any hedging of interest rate risk through the purchase and sale of U.S. Treasury securities and related futures contracts.

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which, in part, reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, among other things, markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Such defaults may reduce the value of Fund shares and income distributions.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of a municipal obligation to make principal and interest payments. The value of a municipal obligation also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Portfolio Duration Risk. Duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed-income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its municipal obligations at attractive prices. Illiquid securities also may be difficult to value.

Lower Rated Investment Risk. Investments rated below investment grade and comparable unrated investments (“junk bonds”) can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (those rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve their original value.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the investment adviser. When the Fund purchases unrated securities, it will depend on the investment adviser’s analysis of credit risk without the assessment of a rating agency. The credit risk of an unrated security will vary depending on its credit quality and whether it is supported by a credit enhancement.

Taxable Municipal Bond Risk. Taxable municipal bonds are subject to credit risk, interest rate risk and certain additional risks.  The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or industrial development bonds.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold investments that do not comply with the Fund’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 5.58% for the quarter ended September 30, 2009 and the lowest quarterly return was -3.66% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	-0.24%	2.11%	3.40%
Class A Return After Taxes on Distributions	-1.40%	0.96%	2.03%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-0.70%	1.12%	2.09%
Class C Return Before Taxes	1.72%	2.05%	2.96%
Class Y Return Before Taxes	3.94%	3.19%	4.03%
Class I Return Before Taxes	4.06%	3.45%	4.39%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%

These returns reflect the maximum sales charge for Class A (3.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers.

Vishal Khanduja, CFA, Vice President of CRM, has managed the Fund since January 2013.

Brian S. Ellis, CFA, Vice President of CRM, has managed the Fund since November 2015.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts

$2,000

IRA Accounts

$1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts

$2,000

IRA Accounts

$1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone:  Call 800-368-2745
By Mail:  Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Green Bond Fund

Investment Objective

The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in bonds.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B - Financial Intermediary Sales Charge Variations in the Prospectus.  More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 58 and “Reduced Sales Charges” on page 60 of this Prospectus, and under “Method of Distribution” on page 42 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	3.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class Y	Class I
Management fees(2)	0.42%	0.42%	0.42%
Distribution and service (12b-1) fees	0.25%	None	None
Other expenses	0.43%	0.37%	0.26%
Total annual fund operating expenses	1.10%	0.79%	0.68%
Less fee waiver and/or expense reimbursement(3)	(0.22)%	(0.16)%	(0.18)%(4)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.88%	0.63%	0.50%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(3)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.88% for Class A shares, 0.63% for Class Y shares and 0.50% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

(4)

The contractual administrative fee is 0.12%. CRM has agreed to contractually waive 0.02% of the administrative fee on Class I shares through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$461	$691	$938	$1,646	$461	$691	$938	$1,646
Class Y shares	$64	$236	$423	$963	$64	$236	$423	$963
Class I shares	$5,113	$19,945	$36,087	$82,953	$5,113	$19,945	$36,087	$82,953

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 243% of its portfolio’s average value.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in “green” bonds. Bonds include debt securities of any maturity. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Adviser.  For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.

The Fund primarily invests in a broad range of fixed-income securities, including, but not limited to, corporate bonds, project bonds, U.S. government securities, taxable municipal securities and mortgage-backed or other asset backed-securities (“ABS”), including commercial mortgage-backed securities. The Fund may also invest in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including distressed securities that are in default. The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund seeks to invest primarily in “green” investments. The Fund defines “green” investments to include securities of companies that develop or provide products or services that seek to provide environmental solutions and/or support efforts to reduce their own environmental footprint; bonds that support environmental projects; structured securities that are collateralized by assets supporting environmental themes; and securities that, in the opinion of the Fund’s Adviser, have no more than a negligible direct environmental impact, which may include securities issued by the U.S. government or its agencies, and U.S. government-sponsored entities.

The Fund may also invest in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

Investment decisions for the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investing criteria described below. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may sell a security when the investment adviser’s price objective is reached, the fundamentals of the investment change or to pursue more attractive investment options. The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objectives. The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. The Fund manages duration and any hedging of interest rate risk through the purchase and sale of U.S. Treasury securities and related futures contracts.

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

 “Green” Investing Risk. Investing primarily in green investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. In addition, some green investments may be dependent on government tax incentives and subsidies, and on political support for certain environmental technologies and companies. The green sector may also have challenges such as a limited number of issuers and liquidity in the market, including a robust secondary market.

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which, in part, reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

possibility that it may continue with such rate increases and/or unwind its quantitative easing program, among other things, markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.  Such defaults may reduce the value of Fund shares and income distributions.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of a municipal obligation to make principal and interest payments. The value of a municipal obligation also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).   Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Portfolio Duration Risk. Duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed-income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its municipal obligations at attractive prices. Illiquid securities also may be difficult to value.

Lower Rated Investment Risk. Investments rated below investment grade and comparable unrated investments (“junk bonds”) can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (those rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve their original value.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the investment adviser. When the Fund purchases unrated securities, it will depend on the investment adviser’s analysis of credit risk without the assessment of a rating agency. The credit risk of an unrated security will vary depending on its credit quality and whether it is supported by a credit enhancement.

Taxable Municipal Bond Risk. Taxable municipal bonds are subject to credit risk, interest rate risk and certain additional risks.  The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or industrial development bonds.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold investments that do not comply with the Fund’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with two broad-based securities market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

During the period from October 31, 2013 through December 31, 2016, the highest quarterly total return for Class A was 2.64% for the quarter ended March 31, 2016 and the lowest quarterly return was -2.09% for the quarter ended December 31, 2016.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Average Annual Total Returns as of December 31, 2016	One Year	Life of Fund
Class A Return Before Taxes	-0.21%	1.07%
Class A Return After Taxes on Distributions	-1.32%	0.18%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-0.61%	0.43%
Class Y Return Before Taxes	3.91%	2.55%
Class I Return Before Taxes	4.05%	2.68%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.26%	0.10%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.56%

These returns reflect the maximum sales charge for Class A (3.75%).  Class A, Class Y and Class I commenced operations on October 31, 2013.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers.

Vishal Khanduja, CFA, Vice President of CRM, who has managed the Fund since October 2013.

Brian S. Ellis, CFA, Vice President of CRM, who has managed the Fund since November 2015.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A

Regular accounts

$2,000

IRA Accounts

$1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts

$2,000

IRA Accounts

$1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Class A Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) and Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone:  Call 800-368-2745
By Mail:  Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

More Information on Investment Objective, Investment Strategies and Risks

Investment Objective

The investment objective of each Fund may be changed by the Fund’s Board of Trustees/Directors without shareholder approval.

Investment Strategies (All Funds)

The Funds’ investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. Each Fund may invest in instruments with principal payments that are both fixed and variable.

Brief Discussion About Maturity and Duration

A bond's maturity is the length of time until the principal must be paid back. Many obligations permit the issuer at its option to “call,” or redeem, its securities. As such, the effective maturity of an obligation may be reduced as the result of call provisions. The effective maturity of an obligation is its likely redemption date after consideration of any call or redemption features.

Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments and call or redemption features in addition to the amount of time until the security matures. As the value of a security changes over time, so will its duration.

Further Description of Investment Strategies and Techniques

A concise description of each Fund’s principal investment strategies and principal risks is provided under the respective Fund Summary for each Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under “Non-Principal Investment Policies and Risks” in the respective Fund’s SAI. The “Glossary of Certain Investment Risks” provides more information about the risks that are referred to in this section.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

The table below lists the maximum percentage limitations on certain types of Fund investments and strategies.  A description of these investments and strategies and principal risks appears on the pages that follow.

	Calvert Income Fund	Calvert Short Duration Income Fund	Calvert Long-Term Income Fund	Calvert Ultra-Short Income Fund	Calvert High Yield Bond Fund	Calvert Bond Portfolio	Calvert Green Bond Fund
Investment Techniques
Active Trading Strategy/Turnover	µ	µ	µ	µ	µ	µ	µ
Temporary Defensive Positions	❑	❑	❑	❑	❑	❑	❑
Hedging Strategies	µ	µ	µ	µ	µ	µ	µ
Exchange-Traded Funds	❑	❑	❑	❑	❑	❑	❑
Securities
Foreign securities	25N	25N	25N	25N	20N1	25N	µ
Investment Grade Bonds and Comparable Unrated Bonds	µ	µ	µ	µ	µ	µ	µ
Below-Investment Grade Bonds and Comparable Unrated Bonds	35N	35N	35N	35N	µ	25N5	35N5
Illiquid Securities	15N	15N	15N	15N	15N	15N	15N
Asset-Backed Securities	µ	µ	µ	µ	10N	µ	µ
Mortgage-Backed Securities	µ	µ	µ	µ	10N	µ	µ
Derivative Instruments
Currency Contracts	❑	❑	❑	❑	❑	❑	❑
Options on Securities and Indices	❑	❑	❑	❑	5T2	5T4	❑
Futures Contracts	5N3	5N3	5N3	5N3	5N3	5N3	5N3

1

Calvert High Yield Bond Fund may invest without limitation in securities (payable in U.S. Dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed income securities principally traded in financial markets outside of the United States.

2

Calvert High Yield Bond Fund may engage in certain limited options strategies as hedging techniques as it relates to options on futures contracts. These options strategies are limited to selling/writing call option contracts on futures contracts on such securities held by the Fund (covered calls). The Fund may purchase call option contracts to close out a position acquired through the sale of a call option. The Fund will only write options that are traded on a domestic exchange or board of trade.  The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund’s total assets.

3

Limitation applies to initial margin required to establish position.

4

Limitation applies to net premium payments.

5

Excludes any High Social Impact Investments.

Key to Table

µ	Portfolio currently uses as a principal investment strategy
❑	Permitted, but not a principal investment strategy
xN	Allowed up to x% of Fund’s net assets
xT	Allowed up to x% of Fund’s total assets

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the types of risk involved with each strategy are listed. This information is supplemental to the information about risk in the Fund Summaries.  See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees, and lower returns. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor’s tax liability.

Risks: Opportunity, Market and Transaction

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.

Risks: Opportunity

Securities Lending.  The Fund may lend securities with a value up to one-third of its total assets to certain financial institutions and broker/dealers that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Risks: Credit and Market

Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration and hedging interest rate risk.

Risks: Correlation and Opportunity

Exchange-Traded Funds (“ETFs”) are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are stocks selected to track a particular index. A Fund may invest in ETFs to gain broad market or sector exposure or when the Adviser believes share prices of ETFs offer attractive value.

Risks: Correlation and Market

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

Risks: Credit and Market

Securities and Associated Risks

Foreign Securities. Securities will be considered foreign securities based on an analysis of various criteria, including a company’s principal place of business, the primary exchange on which the security is traded, and the country in which the greatest percentage of company revenue is generated.

Risks: Market, Currency, Transaction, Liquidity and Information

Investment Grade Bonds. Bonds rated BBB-/Baa3 or higher in credit quality by Standard & Poor’s Ratings Services (“S&P”), Fitch Ratings, Inc. (“Fitch”) or Moody’s Investors Service (“Moody’s”), or if unrated, considered to be of comparable credit quality by the Fund’s Adviser or Sub-adviser.

Risks: Interest Rate, Duration and Market

Below-Investment Grade Bonds. Bonds rated below BBB-/Baa3 and unrated bonds considered to be of comparable credit quality by the Fund’s Adviser (so-called “junk bonds”) are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

Risks: Credit, Market, Interest Rate, Duration, Liquidity and Information

Illiquid Securities. Securities which cannot be readily sold because there is no active market. High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction

Asset-Backed Securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Risks: Credit, Interest Rate and Liquidity

Mortgage-Backed Securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate

Derivative Instruments and Associated Risks
Currency Contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Options on Securities and Indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. In the case of writing options, a Fund will write call options only if it already owns the security (if it is “covered”). A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price.

Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit, Opportunity and Regulatory

Futures Contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Opportunity and Regulatory

Portfolio Holdings

Each Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at www.sec.gov.  Fund portfolio holdings as of each month end normally are available on the Calvert website approximately 30 days after month end.

A description of each Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Fund’s SAI.

About Responsible Investing

Investment Selection Process

The responsible investing criteria for each Fund are described below.  CRM’s evaluation of a particular security’s responsible investing characteristics generally involves both quantitative and qualitative analysis.  In assessing investments, CRM generally focuses on the environmental, social and governance (“ESG”) factors relevant to the issuer’s operations, and an issuer may be acceptable for investment based primarily on such assessment.  Securities may be deemed suitable for investment even if the issuer does not operate in accordance with all elements of the Fund’s responsible investing criteria.  In assessing issuers for which quantitative data is limited, subjective judgments may serve as the primary basis for CRM’s evaluation.  If there is insufficient information about an issuer’s ESG performance, CRM may determine to exclude the issuer from the Fund.  The responsible investment criteria of a Fund may be changed by the Board of Directors without shareholder approval.

A Fund may invest in a security before the Adviser has completed its evaluation of the security’s responsible investment characteristics if, in the opinion of the portfolio manager, the timing of the purchase is appropriate given market conditions. Factors that a portfolio manager may consider in making such an investment decision include, but are not limited to, (i) prevailing market prices, (ii) liquidity, (iii) bid-ask spreads, (iv) market color, and (v) availability. Following any such investment in a security, the Adviser will evaluate the issuer to determine if it operates in a manner that is consistent with the Fund’s responsible investment criteria.  If the Adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria, the security will be sold in accordance with CRM’s procedures, at a time and in a manner that is determined to be in the best interests of shareholders.

As described above, a Fund may invest in cash, cash equivalents and ETFs. Such investments will generally not be subject to responsible investment analysis and will not be required to be consistent with the responsible investing principles otherwise applicable to investments made by the Fund. In addition, ETFs in which a Fund may invest may hold securities of issuers that do not operate in accordance with the Fund’s responsible investment criteria.

Fund investments are evaluated under The Calvert Principles for Responsible Investment (a copy of which is included as an appendix to this Prospectus), which provide a framework for considering ESG factors that may affect investment performance.

Calvert Green Bond Fund.  In addition to evaluating securities under The Calvert Principles for Responsible Investment, the Fund seeks to invest primarily in securities of issuers focused on providing solutions to climate change and other environmental challenges.  The Fund seeks to source and identify bonds focused on environmental sustainability challenges, including clean energy development and technology; water and waste management; and products and services that may reduce or improve their ecological impact.  Bonds issued by corporate leaders in environmental sustainability are also considered for inclusion.

The Fund seeks to invest in securities of issuers that demonstrate positive ESG performance as they address sustainability challenges. CRM believes that managing risks and opportunities related to sustainability can contribute positively to company performance and investment performance.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Green investment criteria have been established for general-purpose corporate bonds and project-specific bonds to evaluate these bonds for inclusion in the Fund, as follows:

Corporate Issuers.  A company generally must have at least half of its revenue derived from clean technology or an environmentally beneficial technology, product or service.  A company that does not meet the primary criteria of providing a green technology, product, or service may still be considered “green” if it can be determined that it is an environmental sustainability leader within its industry.  A company is an environmental sustainability leader when it demonstrates policies and programs that manage the environmental risks associated with its industrial processes and that address global environmental sustainability challenges such as pollution control, climate change, resource management and ecosystem conservation.

Project Bonds.  Bonds meet the Fund’s criteria when CRM reasonably expects the proceeds to be directed towards meeting green challenges such as the following:

•

clean energy development or technology;

•

smart growth and transit;

•

energy and fuel efficiency;

•

ecosystem and land conservation;

•

pollution prevention;

•

waste management; and

•

water resources management.

Acceptable project bonds may also pertain to green real estate and development projects. All project-related bonds are assessed for serious adverse events or controversies that may outweigh the environmental benefit of the project.

Shareholder Advocacy and Corporate Responsibility

CRM uses strategic engagement and investor advocacy to encourage positive change in companies. CRM’s activities may include, but are not limited to, direct dialogue with company management. CRM may initiate dialogue through phone calls, letters and in-person meetings. Through its interaction, CRM seeks to learn about management’s successes and challenges and to press for improvement on issues of concern. Because each Fund invests primarily in debt securities, it does not generally have standing to engage companies by voting proxies, filing shareholder resolutions and other forms of engagement typically available to equity holders. When other Calvert funds hold equity interests in companies whose debt securities are held by the Fund, CRM may take actions on behalf of those funds including, but not limited to, voting proxies, filing shareholder resolutions and/or actions to complement CRM’s engagement efforts on behalf of the Fund.

High Social Impact Investments Program

As part of its interest in fostering innovative ESG initiatives, Calvert Bond Portfolio and Calvert Green Bond Fund may invest up to 1% of their net assets in the High Social Impact Investments program.  High Social Impact Investments are investments that, in the Adviser’s opinion, offer the opportunity for significant sustainability and social impact.  The program includes (i) debt obligations that offer a below-market interest rate and (ii) equity investments that may not generate a market rate of return.  High Social Impact debt obligations are unrated and of below-investment grade quality, and involve a greater risk of default and price decline than investment grade investments.  High Social Impact Investments are illiquid and a Fund may be unable to dispose of them at the price at current carrying values.

Each Fund’s High Social Impact Investments are fair valued pursuant to valuation procedures adopted by the Fund’s Board and implemented by the Adviser. See “How Shares Are Priced” in this Prospectus. High Social Impact Investments by a Fund may be direct investments in an issuer or investments in an intermediate entity that then makes High Social Impact Investments, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order issued by the SEC, the Funds have invested in Community Investment Notes (“Notes”) issued by the Calvert Social Investment Foundation (the “Foundation”). The Foundation is a non-profit charitable and educational foundation that connects investors with organizations around the globe working to develop affordable housing, create jobs, protect the environment and achieve other social good. The Foundation issues Notes to individual and institutional investors and invests the proceeds in not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low-income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society.  The Foundation issues Notes with interest rates that range from 0%-4% and terms ranging from one to 15 years, and in turn makes loans at below-market rates.  The Foundation has licensed use of the Calvert name from the Adviser and the Adviser’s President and Chief Executive Officer serves on the Foundation Board.  The Foundation is not owned or otherwise controlled by the Adviser or its affiliates.  In connection with the recent change in the Fund’s investment adviser, the Fund intends to request a new exemptive order from the SEC to permit additional investment in Notes.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Management of Fund Investments

About Calvert Research and Management

Calvert Research and Management (“CRM” or the “Adviser”) is a business trust established under the laws of the Commonwealth of Massachusetts.  CRM became the investment adviser to each Fund on December 31, 2016 following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (“CIM”) and certain of its affiliates pursuant to which CRM acquired substantially all of the business assets of CIM, after satisfying various closing conditions including shareholder approval of a new investment advisory agreement between each Fund and CRM.  Because the transaction was structured as an asset purchase, CRM assumed no responsibility for the obligations or liabilities of CIM existing prior to the closing of the transaction.

CRM is a subsidiary of Eaton Vance Management (“Eaton Vance”).  Eaton Vance, Inc. (“EV”) serves as trustee of CRM.  Each of CRM, EV and Eaton Vance is a direct or indirect subsidiary of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company.  EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.  CRM’s address is 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814.  The business address of EVC, EV and Eaton Vance is Two International Place, Boston, Massachusetts 02110.

CRM also serves as administrator to each Fund, providing administrative services and related office facilities.  The fees payable by the Fund for administrative services are described below.

Portfolio Managers

Calvert Income Fund.  The portfolio managers of the Fund are Vishal Khanduja (since January 2013) and Brian Ellis (since November 2015).  Mr. Khanduja manages other Calvert funds and is a Vice President of CRM.  Prior to joining CRM, he was a Portfolio Manager and Head of Taxable Fixed Income at CIM and prior to July 2012 he was a Portfolio Manager – Global Rates and Currency Team at Columbia Management from 2009- 2012.  Mr. Ellis manages other Calvert funds and is a Vice President of CRM.  Prior to joining CRM, he was a Portfolio Manager and a member of the Taxable Fixed Income Team at CIM and prior to May 2012 he was a Business Analyst at CIM for more than five years.

Calvert Short Duration Income Fund.  The portfolio managers of the Fund are Vishal Khanduja (since January 2013) and Brian Ellis (since November 2015).  Additional information about Messrs. Khanduja and Ellis appears above.

Calvert Long-Term Income Fund.  The portfolio managers of the Fund are Vishal Khanduja (since January 2013) and Brian Ellis (since November 2015).  Additional information about Messrs. Khanduja and Ellis appears above.

Calvert Ultra-Short Income Fund.  The portfolio managers of the Fund are Vishal Khanduja (since July 2012) and Brian Ellis (since March 2015).  Additional information about Messrs. Khanduja and Ellis appears above.

Calvert High Yield Bond Fund.  The portfolio managers of the Fund are Michael W. Weilheimer and Raphael Leeman (each since December 31, 2016) and Vishal Khanduja (since January 2013).  Mr. Weilheimer is a Vice President of CRM and has been employed by the Eaton Vance organization for more than five years.  He currently manages other funds and portfolios. Mr. Leeman is a Vice President of CRM and has been employed by the Eaton Vance organization for more than five years.  Mr. Khanduja manages other Calvert funds and is a Vice President of CRM.  Additional information about Mr. Khanduja appears above.

Calvert Bond Portfolio.  The portfolio managers of the Fund are Vishal Khanduja (since January 2013) and Brian Ellis (since November 2015).  Additional information about Messrs. Khanduja and Ellis appears above.

Calvert Green Bond Fund.  The portfolio managers of the Fund are Vishal Khanduja (since October 2013) and Brian Ellis (since November 2015).  Additional information about Messrs. Khanduja and Ellis appears above.

The SAI for the Fund provides additional information about the portfolio managers’ management of other accounts, compensation and ownership of securities in the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Advisory Fees

The table below shows the annual advisory fee paid by each Fund for the fiscal year ended September 30, 2016 as a percentage of that Fund’s average daily net assets.

Fund	Advisory Fee
Calvert Income Fund	0.40%
Calvert Short Duration Income Fund	0.34%
Calvert Long-Term Income Fund	0.40%
Calvert Ultra-Short Income Fund	0.30%*
Calvert High Yield Bond Fund	0.65%**
Calvert Bond Portfolio	0.35%
Calvert Green Bond Fund	0.30%

*

Effective December 31, 2016, the annual advisory fee rate for Calvert Ultra-Short Income Fund is 0.26% up to and including $1 billion and 0.25% over $1 billion of the Fund’s average daily net assets.

**

Effective December 31, 2016, the annual advisory fee rate for Calvert High Yield Bond Fund is 0.48% of the Fund’s average daily net assets.

A discussion regarding the basis for the approval by the Funds’ respective Board of Trustees/Directors of the investment advisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.

Administrative Fees

The administrative fees (as a percentage of a Fund’s net assets) paid by each Fund, net of waivers, for the fiscal year ended September 30, 2016 are as follows. For information about administrative fees paid by each share class of each Fund prior to February 1, 2016, please see the section entitled “Administrative Services” in the Funds’ Statement of Additional Information.

Fund	Administrative Fee for Class A, Class C and Class Y	Administrative Fee for Class I(3)	Administrative Fee for Class R(4)
Calvert Income Fund	0.15%(1)	0.10%	0.30%
Calvert Short Duration Income Fund	0.15%(1)	0.10%	N/A
Calvert Long-Term Income Fund	0.15%(1)	0.10%	N/A
Calvert Ultra-Short Income Fund	0.14%(1)	0.10%	N/A
Calvert High Yield Bond Fund	0.10%(2)	0.10%	N/A
Calvert Bond Portfolio	0.15%(1)	0.10%	N/A
Calvert Green Bond Fund	0.13%(1)	0.10%	N/A

(1)

Commencing February 1, 2016, the annual administrative fee paid by each share class of each fund listed above is 0.12% of average daily net assets.

(2)

Commencing February 1, 2016, the annual administrative fee paid by each share class of each fund listed above is 0.12% of average daily net assets. The administrator has agreed to contractually waive 0.02% of the administrative fee annually through January 31, 2018.

(3)

Commencing February 1, 2016, the annual administrative fee paid by each share class of each fund listed above is 0.12% of average daily net assets. The administrator has agreed to contractually waive 0.02% of the administrative fee annually through January 31, 2018.

(4)

Commencing February 1, 2016, the administrative fee is 0.12% of average daily net assets.

Because the Funds use this combined Prospectus, a Fund could be held liable for a misstatement or omission made about another Fund.

Shareholder Information

Effective December 31, 2016, Eaton Vance Distributors, Inc. became the principal underwriter of the Fund (“EVD” or the “principal underwriter”).  EVD is a direct, wholly-owned subsidiary of EVC. Prior thereto, Calvert Investment Distributors, Inc. served as each Fund’s distributor.  For more information on buying and selling shares, please contact your financial professional or Calvert funds at 800-368-2745.

How to Buy Shares

Set forth below is information about the manner in which the Fund offers shares.  A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this prospectus.  All variations described in Appendix B are applied by, and the responsibility of, the identified financial intermediary.  Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified on Appendix B should read the terms and conditions of Appendix B carefully. See also “Other Calvert Fund Features/Policies – “Street Name Accounts.”  For the variations

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

applicable to shares offered through Merrill Lynch-sponsored platforms, please see Appendix B – Financial Intermediary Sales Charge Variations.  A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary. Please consult your financial intermediary with respect to any variations listed on Appendix B.

Getting Started – Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund. First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, and several other types of accounts may be opened in a Calvert fund.

Then, decide which Class of shares is best for you. You should make this decision carefully, based on:

•

the amount you wish to invest;

•

the length of time you plan to keep the investment;

•

the Class expenses; and

•

whether you qualify for any reduction or waiver of sales charges.

Each investor’s financial considerations are different. You should consult with your financial intermediary to discuss which Class you should choose.

Choosing a Share Class

The following chart shows the difference in the Classes and the general types of investors who may be interested in each Class. The sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations.

Class A Shares: Front-End Sales Charge

Investor Type	For all investors, particularly those investing $50,000 or more (which qualifies for a reduced sales charge), or who plan to hold the shares for a substantial period of time.
Initial Sales Charge

Sales charge on each purchase of 3.75% or less for Calvert Income, Calvert Long-Term Income, Calvert High Yield Bond, Calvert Bond and Calvert Green Bond; 2.75% or less for Calvert Short Duration Income; and 1.25% or less for Calvert Ultra-Short Income depending on the amount you invest. Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares sold (redeemed) within one year of purchase (for Calvert Short Duration Income, 0.50% for accounts with $250,000 or more; for Calvert Ultra-Short Income, 0.15% for accounts with $250,000 or more). See “Contingent Deferred Sales Charge” below in this chart.

Contingent Deferred Sales Charge

None (except that an 0.80% contingent deferred sales charge may apply for one year to certain redemptions for accounts with $1 million or more for which no sales charge was paid (for Calvert Short Duration Income, 0.50% for accounts with $250,000 or more; for Calvert Ultra-Short Income, 0.15% for accounts with $250,000 or more)).

Distribution and/or Service Fees	The Fund pays 12b-1 fees of 0.25% (0.20% in the case of Calvert Bond Portfolio) on the average daily net assets of Class A shares annually.

Class C Shares: Deferred Sales Charge for One Year

Investor Type	For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their investment.
Initial Sales Charge	None
Contingent Deferred Sales Charge	If you sell shares within one year, then you will pay a deferred sales charge of 1.00% at that time.
Distribution and/or Service Fees	The Fund pays 12b-1 fees of 1.00% on the average daily net assets of Class C shares annually.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Class Y Shares: No Sales Charge

Investor Type	Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class Y shares have no 12b-1 fee.

Class I Shares: No Sales Charge

Investor Type

Class I shares require a minimum account balance of $1,000,000. The $1,000,000 minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders.

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class I shares have no 12b-1 fee.

Class R Shares: No Sales Charge

Investor Type

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 402(b) plans and 529 college savings plans.

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	The Fund pays 12b-1 fees of up to 0.75% on the average daily net assets of Class R shares annually.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Class A

(All Funds)

If you choose Class A, you will pay a front-end sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term “offering price” includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 but less than $100,000 in Calvert Income Fund, or if the value in your account is more than $50,000 but less than $100,000*, then the sales charge is reduced to 3.00%. There is no initial sales charge on shares acquired through reinvestment of dividends or capital gain distributions.

Your investment in Class A shares
Calvert Income Fund, Calvert Long-Term Income Fund, Calvert High Yield Bond Fund, Calvert Bond Portfolio and Calvert Green Bond Fund	Sales Charge % of offering price	% of Amt. Invested
Less than $50,000	3.75%	3.90%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**

Calvert Short Duration Income Fund	Sales Charge % of offering price	% of Amt. Invested
Less than $50,000	2.75%	2.83%
$50,000 but less than $100,000	2.25%	2.30%
$100,000 but less than $250,000	1.75%	1.78%
$250,000 and over	None	None

Calvert Ultra-Short Income Fund	Sales Charge % of offering price	% of Amt. Invested
Less than $50,000	1.25%	1.27%
$50,000 but less than $100,000	1.00%	1.01%
$100,000 but less than $250,000	0.75%	0.76%
$250,000 and over	None	None

*

This is called “Rights of Accumulation.” The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert Funds that impose sales charges.

**

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee by the Fund’s principal underwriter has been paid are subject to a one year contingent deferred sales charge (“CDSC”) of 0.80%.

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers. See “Reduced Sales Charges” in this Prospectus.

Class C

(All Funds except Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund and Calvert Green Bond Fund)

If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Class Y

(All Funds except Calvert Long-Term Income Fund)

Class Y shares are sold without any initial sales load or CDSC.

Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.

Class I

(All Funds)

Class I shares are sold without any initial sales load or CDSC.

Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders.

Class R

(Calvert Income Fund)

Class R shares are sold without any initial sales load or CDSC.

Class R shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 402(b) plans and 529 college savings plans.

Please contact your recordkeeper or plan administrator in order to sell shares from your retirement plan.

Reduced Sales Charges

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert funds. Information regarding sales load breakpoints/discounts is also available on the Calvert fund website at www.calvert.com.

Rights of Accumulation can be Applied to Several Accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class, including shares held by your family group or other qualified group and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

A “family group” includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A “qualified group” is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring shares at a discount, and (iii) satisfies uniform criteria which enable EVD and broker/dealers offering shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of EVD or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to EVD or broker/dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention (“Statement”). A Statement allows you to combine all Calvert funds purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. The Transfer Agent will hold in

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

escrow Fund shares (computed to the nearest full share) equal to 5% of the dollar amount specified in the Statement. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, EVD will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after this adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Code. There is also no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase: (i) Calvert funds have been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or (ii) the cost or current value of shares a 403(b) or 401(k) plan has in Calvert funds is at least $1 million. These sales charge waivers do not apply to traditional, commission-based brokerage arrangements.

Neither the Funds, nor EVD, nor any affiliate of EVD will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by EVD of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Funds, c/o Eaton Vance Home Office, Two International Place, Boston, MA 02110 or email request to:  EVHomeOffice@eatonvance.com.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

•

current or retired Directors, Trustees, or Officers of the Calvert funds or CRM and its affiliates; employees of CRM and its affiliates; or their family members (see definition of “family group” under “Reduced Sales Charges,” above);

•

directors, officers, and employees of any sub-adviser for the Calvert Funds, employees of broker/dealers distributing the Fund’s shares and family members of the sub-adviser, or broker/dealer;

•

purchases made through a registered investment adviser (does not apply to clients in traditional, commission-based brokerage arrangements);

•

trust departments of banks or savings institutions for trust clients of such bank or institution where such trust department purchases Fund shares in a trustee, fiduciary or advisory capacity (does not apply to clients in traditional, commission-based brokerage arrangements);

•

clients of financial intermediaries who have self-directed brokerage accounts that may or may not charge transaction fees to customers. Such shares are only available through self-directed brokerage service platforms or similar sales channels in which commissions customarily are not imposed;

•

purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by: (a) registered investment advisers (does not apply to clients in traditional, commission-based brokerage arrangements); or (b) retirement or deferred compensation plans and trusts used to fund those plans established under sections 401(a), 401(k), 403(b) or 457 of the Code, and “rabbi trusts” (does not apply to clients in traditional, commission-based brokerage arrangements); and

•

the portion of any direct rollover from a participant’s employer-sponsored retirement plan account or direct transfer from a 403(b) plan account to a Calvert funds IRA with Calvert funds or their agent as the custodian that is funded by the sale immediately prior to the rollover/transfer of Calvert Fund shares held in the plan account, provided that documentation accompanies the rollover/ transfer instruction that reasonably supports this funding source requirement.

•

Shareholders investing in Class A shares directly with the Fund without a broker-dealer or financial adviser specified.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from a Calvert fund automatically invested in another Calvert fund account with no additional sales charge.

Purchases made at Net Asset Value (“NAV”)

If you purchase shares at NAV, you may exchange such shares for shares of another Calvert fund without incurring a sales charge.

Reinstatement Privilege (Class A)

Subject to the Funds’ market timing policy, if you redeem Class A shares and then within 90 days decide to reinvest in any Calvert fund, you may reinvest in Class A of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge.  In order to take advantage of this privilege, you must notify the Fund or broker/dealer at the time of the repurchase. The Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

Each Fund has adopted a distribution plan for Class A, Class C and Class R shares under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees and (in the case of Class C and R shares) service fees for (i) the distribution services and facilities furnished to the Fund and (ii) any personal and/or account maintenance services provided to the Class shareholders. See “Method of Distribution” in the respective Fund’s SAI for further discussion of these services. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see “Service Fees and Arrangements with Broker/Dealers” in this Prospectus for more service fee and other information regarding arrangements with broker/dealers.

The following table shows the distribution fees paid with respect to each Class, which are based on average daily net assets.

	Annual Fee
Fund	Class A	Class C	Class R
Calvert Income Fund	0.25%	1.00%*	0.75%**
Calvert Short Duration Income Fund	0.25%	1.00%*	N/A
Calvert Long-Term Income Fund	0.25%	N/A	N/A
Calvert Ultra-Short Income Fund	0.25%	N/A	N/A
Calvert High Yield Bond Fund	0.25%	1.00%*	N/A
Calvert Bond Portfolio	0.20%	1.00%*	N/A
Calvert Green Bond Fund	0.25%	N/A	N/A
* For Class C, the distribution fee is 0.75% annually of the Fund’s average daily net assets and the service fee is 0.25% annually of the Fund’s average daily net assets.
** For Class R, the distribution fee is 0.50% annually of the Fund’s average daily net assets and the service fee is 0.25% annually of the Fund’s average daily net assets.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Arrangements with Broker/Dealers

Each Fund’s principal underwriter generally pays a sales commission to broker/dealers on sales of Class A, Class C and Class R shares (as a percentage of the amount sold and which, in the case of Class A, is a portion of the front-end sales charge). The principal underwriter also generally pays intermediaries an annual distribution and/or service fee on Class A, Class C and Class R shares sold by the intermediaries (based on the average daily net assets of shares sold by the intermediary).  The maximum sales commissions and annual distribution and/or service fees are shown below.

Maximum Commission/Distribution and/or Service Fees
Fund	Class A*	Class C**	Class R***
Calvert Income Fund	3.00%/0.25%	1.00%/1.00%	0.00%/0.75%
Calvert Short Duration Income Fund	3.00%/0.25%	1.00%/1.00%	N/A
Calvert Long-Term Income Fund	2.25%/0.25%	N/A	N/A
Calvert Ultra-Short Income Fund	3.00%/0.25%	N/A	N/A
Calvert High Yield Bond Fund	1.00%/0.25%	1.00%/1.00%	N/A
Calvert Bond Portfolio	3.00%/0.25%	1.00%/1.00%	N/A
Calvert Green Bond Fund	3.00%/0.25%	N/A	N/A
* Class A service fees begin to accrue in the first month after purchase. For Calvert Bond Portfolio, the Board of Trustees has currently authorized payment of a distribution fee of 0.20% annually.
** The Class C distribution fee includes a 0.75% distribution fee and a 0.25% service fee. These fees are paid to broker/dealers beginning in the 13th month after the purchase of Class C shares.

***

The Class R distribution fee includes a distribution fee of up to 0.75% and a 0.25% service fee.  The Board of Trustees has currently authorized payment of a distribution fee of 0.50% annually.  These fees are paid to broker/dealers beginning in the first month after the purchase of Class R shares.

Additional Payments to Financial Intermediaries

CRM, EVD, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale, marketing and distribution of the securities or for services to a Fund. These amounts may be significant. These payments are generally intended to compensate broker/dealers for certain activities, including the following: promotion of sales of Fund shares, such as placing Calvert funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; building brand awareness and educating a broker/dealer’s sales force about the Calvert funds; access to senior management and sales representatives of a broker/dealer; and various other promotional efforts and/or costs. Payments to broker/dealers may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment and meals, among other things. In addition, payments may also be made in connection with EVD’s participation in or support of conferences and other events sponsored, hosted or organized by the broker/dealer.  CRM, EVD or their affiliates may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed and/or accounts attributable to a broker/dealer, among other factors, including the quality of the broker/dealer's relationship with CRM, EVD or their affiliates. CRM, EVD or their affiliates determine the amount of these payments in its sole discretion. These payments may create an incentive for a broker-dealer or its representatives to recommend or offer shares of a Fund to its customers. CRM may benefit from these payments to the extent the broker/dealers sell more Fund shares because CRM receives greater management and other fees as Fund assets increase.  These additional payments are made by CRM, EVD or their affiliates and do not increase the amount paid by shareholders or the Fund. For more specific information about these payments made to your broker/dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional.

Payments may include additional compensation beyond the regularly scheduled rates, and finder’s fees. EVD pays broker/dealers a finder’s fee in connection with sales of Class A shares of the Funds listed below purchased at NAV in accounts with $1 million or more as follows:

Calvert Income Fund, Calvert Long-Term Income Fund, Calvert High Yield Bond Fund, Calvert Bond Portfolio and Calvert Green Bond Fund

The finder’s fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% over $2 million up to $3 million, 0.40% over $3 million up to $50 million, 0.20% over $50 million up to $100 million and 0.12% over $100 million.

Calvert Short Duration Income Fund

For purchases of Class A shares at NAV prior to April 10, 2017 for accounts with $250,000 or more, the finder’s fee is 0.50% of the NAV purchase amount on the first $2 million, 0.40% over $2 million up to $3 million, 0.25% over $3 million up to $50 million, 0.125% over $50 million up to $100 million and 0.075% over $100 million. Class A shares purchased prior to April 10, 2017 for accounts with $250,000 or more and for which a finder’s fee was paid are subject to a one year CDSC of 0.50%.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Such purchases of Class A shares on and after April 10, 2017 will not be subject to a CDSC and no finder’s fee will be payable in connection with such purchases.

Calvert Ultra-Short Income Fund

For purchases of Class A shares at NAV prior to April 10, 2017 for accounts with $250,000 or more, the finder’s fee is 0.15% of the NAV purchase amount on the first $50 million, 0.125% over $50 million up to $100 million, and 0.075% over $100 million.  Class A shares purchased prior to April 10, 2017 for accounts with $250,000 or more and for which a finder’s fee was paid are subject to a one year CDSC of 0.15%.  Such purchases of Class A shares on and after April 10, 2017 will not be subject to a CDSC and no finder’s fee will be payable in connection with such purchases.

When Class A shares were purchased subject to a finder’s fee and some or all of the purchase is exchanged into another Calvert fund with a lower finder’s fee within one year, then EVD may recoup the difference in the finder’s fee from the broker/dealers. Purchases of shares at NAV for accounts on which a finder’s fee has been paid are subject to a one year CDSC of up to 0.80% when redeemed. All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.

Payments for Sub-transfer Agent/Recordkeeping and/or Other Similar Administrative Services

Sub-transfer agent/recordkeeping payments may be made by the Fund to financial intermediaries (including affiliates of the Adviser) that provide sub-transfer agent/recordkeeping and/or other similar administrative services to certain groups of investors in the Calvert funds, including participants in retirement and benefit plans, investors in mutual fund advisory programs and clients of financial intermediaries that operate in an omnibus environment.  Financial intermediaries include broker-dealers, banks, investment advisers and third-party administrators such as retirement plan recordkeepers.

Services provided include but are not limited to the following: transmitting net purchase and redemption orders; maintaining separate records for shareholders that reflect purchases, redemptions and share balances; mailing shareholder confirmations and periodic statements; and furnishing proxy materials and periodic Calvert fund reports, prospectuses and other communications to shareholders as required.

The amount paid by the Fund for such services varies depending on the share class and services provided, but the Fund will not pay more than 0.11% of its average net assets attributable to the financial intermediary. Any fees due to the financial intermediary for such services that exceed this amount are paid by CRM or its affiliates, not the Fund.

Eaton Vance provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services under the agreement, Eaton Vance receives $8 per Fund account held directly on the books of the transfer agent.  Prior to December 31, 2016, Calvert Investment Services, Inc. provided similar services to, and received the same fees from, the Fund.

How to Open an Account

In addition to all 50 states and the District of Columbia, each Fund is available for sale to residents of the U.S. Virgin Islands, Puerto Rico and Guam.  Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Calvert funds generally do not accept investments from residents of the European Union or Switzerland. The funds also do not accept investments from other non-U.S. residents, provided that a fund may accept investments from certain non-U.S. investors at the discretion of the principal underwriter.

Please see the respective Fund Summary with respect to the minimum initial investment amount and the minimum amount for subsequent investments. All Class Y purchases must be made by bank wire or via the National Securities Clearing Corporation (“NSCC”), or ACH funds transfer, as applicable in U.S. dollars. For additional information and wire instructions, call Calvert Funds at 800-368-2745.

Class A and C Shares

The Funds no longer accept new applications for direct purchases of Class C shares. Any application received by the Funds’ transfer agent for investment in Class C shares on which no broker-dealer or financial adviser is specified will automatically be invested in Class A shares.  A Fund will waive the front-end sales charge for shareholders investing in Class A shares directly with the Fund without a broker-dealer or financial adviser specified.

Complete and sign an application for each new account (the application is available by calling 800-368-2745). When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or Calvert funds’ client services department at 800-368-2745.

Please see the respective Fund Summary above with respect to the minimum initial investment amount and the minimum amount for subsequent investments. A Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap fee programs that charge an asset-based fee, and in other cases, at the Fund’s discretion.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

For purchases, please make your check payable to the Fund in U.S. dollars and send it along with your application to: Calvert Funds, P.O. Box 219544, Kansas City, MO 64121-9544, or if you use registered, certified or overnight mail, to: Calvert Funds, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.

Class Y Shares

Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.

A financial intermediary includes a broker, dealer, bank (including a bank trust department), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling or administration agreement with EVD. The use of Class Y shares by a financial intermediary will depend on, among other things, the structure of the particular fee-based program.

EVD will make, in its sole discretion, all determinations as to eligibility to purchase Class Y shares of a Fund.

Class I Shares

Complete and sign an application for each new account. Be sure to specify Class I. After your account is open, you may buy shares and wire funds by telephone. All subsequent purchases must be made by an electronic funds transfer, via NSCC, or ACH funds transfer, as applicable in U.S. dollars. For more information and wire instructions, call Calvert at 800-368-2745.

The minimum initial investments amount for Class I is $1,000,000.  The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may also waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Examples include the following:

•

the investment would permit a previously closed Class I in the Fund to reopen, at no additional expense to other Fund Classes;

•

the investor has agreed to make additional Class I investments within a reasonable amount of time;

•

discretionary wrap programs; and

•

certain omnibus accounts, such as those purchasing for a fund of funds.

Registered investment advisers who invest in Class I through certain broker-dealers through an omnibus account may aggregate client orders to meet the $1,000,000 initial investment minimum, provided that the Fund is not required to pay a sub-transfer agent or similar administrative fees per shareholder account to any third party.

A Fund may also waive the initial Class I investment minimum for current or former Directors, Trustees, Officers or employees and their family members of the Calvert funds or CRM; or any firm that serves as sub-adviser to any Calvert fund at the time Fund shares are purchased.  A family member includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.  For these investors, the minimum initial investment is $2,000, and the minimum for each purchase of additional shares is $50.  Additional requirements may apply.

Class R Shares (Calvert Income Fund)

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 402(b) plans and 529 college savings plans.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Subsequent Investments (Class A and Class C Shares)

To make an investment after you open an account, include your investment slip and send your request to: Calvert Funds,  P.O. Box 219544, Kansas City, MO 64121-9739, or if you use registered, certified or overnight mail, to: Calvert Funds, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.

Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but check purchases and electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks and post offices are closed.

How Shares Are Priced

Each Fund values its shares once each day only when the New York Stock Exchange (the “Exchange”) is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time).  If trading on the Exchange is halted for the day before the scheduled close of regular trading, a Fund’s net asset value per share generally will still be calculated as of the scheduled close of regular trading on the Exchange. The purchase price of Fund shares is their net asset value (plus any applicable sales charge), which is derived from the value of Fund holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order by the close of regular trading on the Exchange in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Board of Trustees/Directors has adopted procedures for valuing investments and has delegated to the Adviser the daily valuation of such investments. Pursuant to the procedures, independent pricing services are used to value debt obligations at their market value. In determining market value, the pricing service considers various factors and market information. Exchange-listed securities and other instruments (including derivatives) normally are valued at last sale or closing prices. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Such values may be based on valuation models, information provided by market makers or estimates of market values obtained from yield or market data relating to investments or securities with similar characteristics. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before portfolio assets are valued which would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held can change on days when Fund shares cannot be redeemed or purchased.  The Adviser has established a Valuation Committee that oversees the valuation of investments.

When Your Account Will Be Credited

Class A, C and Y

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at the Funds’ office in Bethesda, Maryland, will be sent by overnight deliver to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

Class I

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

Class R

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include:

•

The Fund name and account number.

•

The amount of the transaction (in dollars or shares).

•

Signatures of all owners exactly as registered on the account (for mail requests).

•

Signature guarantees (if required). For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

•

Any supporting legal documentation that may be required.

•

Any outstanding certificates representing shares to be redeemed.

Class R. Transactions are processed at the NAV next computed after the Transfer Agent has received all required information.

Class A, C, I and Y.  Transactions are processed at the NAV next computed after the Transfer Agent has received all required information.  Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.

Purchase and Redemption of Shares through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/ dealer or the broker/dealer’s authorized designee.

How To Sell Shares

Class A, C, I and Y

You may redeem all or a portion of the shares from your account by telephone or mail on any day your Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a Statement of Intention. When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and/or redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in a Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.  To the extent the Fund holds illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  The Fund does not anticipate that it would selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If illiquid securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  A shareholder’s ability to

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by issuers of the securities or by law.  A shareholder may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.  Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.  In the event redemptions are suspended or postponed, this Prospectus will be updated accordingly.

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or made by electronic funds transfer because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone (Class A, Class C and Class I Shares – call 800-368-2745. Effective July 17, 2017, proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Calvert funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

Class A and Class C Shares

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank you have previously authorized. A $5 charge may be imposed on wire transfers of less than $1,000.

Class I Shares

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank you have previously authorized. All redemptions must be made by an electronic funds transfer or through NSCC in U.S. dollars. Each electronic funds transfer is limited to $300,000.  To add instructions to permit electronic funds transfers to be sent to an account not previously authorized you must send those instructions in a letter that is signature guaranteed.

Written Requests (Class A, Class C and I Class Shares)

Send your written requests to: Calvert Funds, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class and the number of shares or the dollar amount you are redeeming, and how you want the money sent to you. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to an account other than the account of record, your letter must be signature guaranteed.

Systematic Check Redemptions and Distributions by Check (Class A and Class C Shares)

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class C shares redeemed by Systematic Check Redemption will be subject to the CDSC.

A Fund has the right to reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.

Corporations and Associations (Class A, Class C and Class I Shares)

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts (Class A, Class C and Class I Shares)

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee’s name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Through your Broker/Dealer (All Classes)

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert funds and may charge you for services provided.

Class R

Please contact your recordkeeper or plan administrator in order to sell shares from your retirement plan.

Other Calvert Fund Features/Policies

Website (For 24-hour performance and pricing information, visit www.calvert.com)

You can obtain current performance and pricing information, verify account balances and authorize certain transactions with the convenience of logging on to www.calvert.com (Class A, C and I shares only). Effective July 17, 2017, proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Calvert funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services (Class A and Class C Shares)

By signing up for services when completing an application to open your Class A or Class C account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date to an existing account, the Funds require a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

ACH Funds Transfer (Class A and Class C Shares)

You may purchase Class A or Class C shares or sell Class A or Class C shares by ACH funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new Class A or Class C shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. ACH funds transfer transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions (Class A, Class C and Class I Shares)

You may purchase, redeem or exchange Class A, Class C and Class I shares or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. Effective July 17, 2017, proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Calvert funds) and can be sent only to the account address or to a bank pursuant to prior instructions. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Shareholders may exchange shares of a class of the Fund for shares of the same class of another Calvert fund at net asset value, subject to any requirements in the acquired fund’s prospectus and the exceptions and limitations noted below.  You may give exchange instructions by telephone if telephone redemptions have been authorized for your account and the shares are not in certificate form.

Class R shares may only be exchanged for Class R shares of another Calvert fund, when available.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert fund; except that Class A or Class C shares of a Fund may be exchanged for Class Y shares of the same Fund (no sales charges or other charges will apply to any such exchange), if offered by the Fund, provided you meet the Fund’s eligibility requirements for purchasing Class Y shares; the Class C shares you wish to exchange must not currently be subject to a CDSC.  Note that any conversion between classes of shares of the same Fund is a nontaxable event. By contrast, an exchange between classes of shares of different Funds is a taxable event.  See also Appendix B to this Prospectus.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

An exchange must satisfy the minimum investment amount for that Calvert fund. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert fund at no additional charge.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

Restrictions on Excessive Trading and Market Timing

The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales (including exchanges, if permitted) of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities and certain high yield debt securities, municipal securities, leveraged loans, mortgage-backed or other asset-backed securities, foreign debt securities and derivatives instruments or other obligations not priced by a pricing service) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser and sub-adviser are authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “How Shares are Priced”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of the Calvert funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, a Calvert fund shareholder who, through one or more accounts, completes two round-trips within 90 days generally will be deemed to be market timing or trading excessively in fund shares. “Two round-trips within 90 days” means either (1) a purchase of fund shares followed by a redemption of fund shares followed by a purchase followed by a redemption or (2) a redemption of fund shares followed by a purchase of fund shares followed by a redemption followed by a purchase, in either case with the final transaction in the sequence occurring within 90 days of the initial transaction in the sequence. Purchases and redemptions subject to the limitation include those made by exchanging to or from another fund. Under the policies, each Fund or its sub-transfer agent or principal underwriter will reject or cancel a purchase order, suspend or terminate an exchange privilege or terminate the ability of an investor to invest in the Calvert funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Calvert fund has any arrangement to permit market timing.

The following fund share transactions (to the extent permitted by a fund’s prospectus) generally are exempt from the market timing and excessive trading policy described above because they generally do not raise market timing or excessive trading concerns.

•

transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);

•

transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;

•

transactions made by model-based discretionary advisory accounts;

•

transactions made by a Calvert fund that is structured as a “fund-of-funds,” provided the transactions are in response to fund inflows and outflows or are part of a reallocation of fund assets in accordance with its investment policies; or

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

•

transactions in shares of Calvert Ultra-Short Income Fund.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Calvert funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

From time to time, a portion of the Calvert Ultra-Short Income Fund may be held by shareholders that have invested in the Fund as part of a short-term investment strategy. Shareholders employing such a strategy may exchange and redeem Fund shares frequently. Frequent trading may cause the Fund to experience high portfolio turnover, which may result in higher Fund transaction costs. While there is no stated limit on exchanges and redemptions by investors in the Calvert Ultra-Short Income Fund, the Fund or the principal underwriter may reject or cancel any exchange order from an investor or group of investors for any reason.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts held directly with the Funds’ principal underwriter that have the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert funds at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

As applicable to your share class, if the balance in your account falls below this minimum amount, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

For Class I shares, please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund.

If the balance in your account falls below this minimum amount, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed or moved to Class A (at NAV) if the balance is not brought up to the required minimum within 30 days.

“Street Name” Accounts.  If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments.  Because the Fund does not maintain an account for you, you should contact your financial intermediary to make transactions in shares, make

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

changes in your account, or obtain account information.  You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with the Fund and certain features may be subject to different requirements.  If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.  If you fail to provide your full account history to your new financial intermediary following a transfer, you may be ineligible for certain features of the Fund.

Dividends, Capital Gains and Taxes

Each Fund pays dividends from its net investment income monthly. Net investment income consists of interest income and dividends, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments may vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the ex-dividend date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date (“buying a dividend”), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may also realize a capital gain or loss when you sell or exchange shares. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges.

Class R shares

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested. Dividends and capital gains distributed by the Fund to tax-deferred retirement plan accounts are not subject to current taxation, but will accumulate in the account under the plan on a tax-deferred basis.

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions taken from a retirement plan account are taxable as ordinary income.

Cost Basis Reporting

Beginning in 2012, the Internal Revenue Service (“IRS”) implemented new cost basis reporting rules that require mutual fund companies to calculate and report cost basis information to both the shareholder and the IRS on IRS Form 1099-B when certain shares are sold. The new cost basis regulations do not affect retirement accounts, and shares acquired before January 1, 2012. A Fund permits shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, the Fund uses the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert funds reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Glossary of Certain Investment Risks

Correlation risk

The risk that when a Fund “hedges,” two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or exacerbate losses instead of reducing them. For an exchange traded fund (ETF), there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due, or otherwise fail to discharge an obligation or commitment.

Currency risk

The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Duration risk

Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Extension risk	The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life beyond its expected maturity date, typically reducing the value of the security.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/“stripped” coupon securities are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of changes in a security, index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a security to mature prior to its expected maturity date, typically reducing the value of the security.  The Fund may be required to reinvest those assets at the current market rate, which may be lower.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Regulatory risk

The risk associated with employing certain regulated investment instruments or techniques. To the extent a Fund uses futures, options or other regulated derivatives, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”), and therefore neither the Adviser nor the Fund anticipates being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Adviser fail to use futures in accordance with Rule 4.5, then the Adviser would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA. A Fund may incur additional expense as a result of the Commodity Futures Trading Commission’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Transaction risk	The risk that the settlement of a transaction executed by the Fund may be delayed or may not be settled.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund’s operations). The Funds’ fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund’s financial statements, which were audited by KPMG LLP. Their report, along with each Fund’s financial statements, is included in each Fund’s Annual Report, which is available upon request.

Calvert Income Fund

	Years Ended
	September 30,
Class A Shares	2016(a)	2015 (a)	2014 (a)	2013	2012
Net asset value, beginning	$15.89	$16.35	$16.03	$16.56	$15.77
Income from investment operations:
Net investment income	0.49(b)	0.46	0.47	0.45	0.54
Net realized and unrealized gain (loss)	0.80	(0.46)	0.32	(0.53)	0.79
Total from investment operations	1.29	—	0.79	(0.08)	1.33
Distributions from:
Net investment income	(0.50)	(0.46)	(0.47)	(0.45)	(0.54)
Total distributions	(0.50)	(0.46)	(0.47)	(0.45)	(0.54)
Total increase (decrease) in net asset value	0.79	(0.46)	0.32	(0.53)	0.79
Net asset value, ending	$16.68	$15.89	$16.35	$16.03	$16.56
Total return(c)	8.26%	(0.04)%	4.98%	(0.49)%	8.63%
Ratios to average net assets: (d)
Net investment income	3.05%(b)	2.79%	2.86%	2.73%	3.33%
Total expenses	1.08%	1.24%	1.25%	1.23%	1.30%
Net expenses	1.05%	1.24%	1.25%	1.23%	1.30%
Portfolio turnover	155%	236%	214%	236%	210%
Net assets, ending (in thousands)	$404,793	$489,101	$615,847	$772,608	$1,077,077

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Income Fund

	Years Ended
	September 30,
Class C Shares	2016(a)	2015 (a)	2014 (a)	2013	2012
Net asset value, beginning	$15.89	$16.34	$16.03	$16.56	$15.77
Income from investment operations:
Net investment income	0.37(b)	0.34	0.36	0.34	0.42
Net realized and unrealized gain (loss)	0.80	(0.45)	0.31	(0.53)	0.79
Total from investment operations	1.17	(0.11)	0.67	(0.19)	1.21
Distributions from:
Net investment income	(0.38)	(0.34)	(0.36)	(0.34)	(0.42)
Total distributions	(0.38)	(0.34)	(0.36)	(0.34)	(0.42)
Total increase (decrease) in net asset value	0.79	(0.45)	0.31	(0.53)	0.79
Net asset value, ending	$16.68	$15.89	$16.34	$16.03	$16.56
Total return(c)	7.44%	(0.68)%	4.19%	(1.19)%	7.83%
Ratios to average net assets: (d)
Net investment income	2.29%(b)	2.10%	2.17%	2.04%	2.61%
Total expenses	1.85%	1.93%	1.94%	1.92%	2.01%
Net expenses	1.81%	1.93%	1.94%	1.92%	2.01%
Portfolio turnover	155%	236%	214%	236%	210%
Net assets, ending (in thousands)	$80,683	$88,202	$107,401	$131,920	$176,600

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Income Fund
	Years Ended
	September 30,
Class Y Shares	2016(a)	2015 (a)	2014 (a)	2013	2012
Net asset value, beginning	$16.07	$16.52	$16.20	$16.74	$15.95
Income from investment operations:
Net investment income	0.55(b)	0.51	0.52	0.52	0.61
Net realized and unrealized gain (loss)	0.80	(0.44)	0.33	(0.54)	0.79
Total from investment operations	1.35	0.07	0.85	(0.02)	1.40
Distributions from:
Net investment income	(0.55)	(0.52)	(0.53)	(0.52)	(0.61)
Total distributions	(0.55)	(0.52)	(0.53)	(0.52)	(0.61)
Total increase (decrease) in net asset value	0.80	(0.45)	0.32	(0.54)	0.79
Net asset value, ending	$16.87	$16.07	$16.52	$16.20	$16.74
Total return(c)	8.54%	0.36%	5.28%	(0.14)%	8.97%
Ratios to average net assets: (d)
Net investment income	3.35%(b)	3.12%	3.21%	3.10%	3.70%
Total expenses	0.79%	0.91%	0.89%	0.86%	0.95%
Net expenses	0.76%	0.91%	0.89%	0.86%	0.95%
Portfolio turnover	155%	236%	214%	236%	210%
Net assets, ending (in thousands)	$78,434	$61,067	$70,426	$63,321	$85,521

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Income Fund

	Years Ended
	September 30,
Class I Shares	2016(a)	2015 (a)	2014 (a)	2013	2012
Net asset value, beginning	$15.91	$16.35	$16.04	$16.58	$15.79
Income from investment operations:
Net investment income	0.56(b)	0.55	0.57	0.56	0.64
Net realized and unrealized gain (loss)	0.80	(0.43)	0.31	(0.54)	0.79
Total from investment operations	1.36	0.12	0.88	0.02	1.43
Distributions from:
Net investment income	(0.57)	(0.56)	(0.57)	(0.56)	(0.64)
Total distributions	(0.57)	(0.56)	(0.57)	(0.56)	(0.64)
Total increase (decrease) in net asset value	0.79	(0.44)	0.31	(0.54)	0.79
Net asset value, ending	$16.70	$15.91	$16.35	$16.04	$16.58
Total return(c)	8.70%	0.69%	5.56%	0.09%	9.29%
Ratios to average net assets:(d)
Net investment income	3.47%(b)	3.36%	3.49%	3.38%	3.96%
Total expenses	0.65%	0.64%	0.62%	0.58%	0.66%
Net expenses	0.64%	0.64%	0.62%	0.58%	0.66%
Portfolio turnover	155%	236%	214%	236%	210%
Net assets, ending (in thousands)	$35,670	$32,492	$92,982	$96,281	$109,866

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Income Fund

	Years Ended
	September 30,
Class R Shares	2016(a)	2015 (a)	2014 (a)	2013	2012
Net asset value, beginning	$16.02	$16.47	$16.15	$16.67	$15.88
Income from investment operations:
Net investment income	0.43(b)	0.42	0.43	0.42	0.51
Net realized and unrealized gain (loss)	0.80	(0.45)	0.32	(0.52)	0.79
Total from investment operations	1.23	(0.03)	0.75	(0.10)	1.30
Distributions from:
Net investment income	(0.43)	(0.42)	(0.43)	(0.42)	(0.51)
Total distributions	(0.43)	(0.42)	(0.43)	(0.42)	(0.51)
Total increase (decrease) in net asset value	0.80	(0.45)	0.32	(0.52)	0.79
Net asset value, ending	$16.82	$16.02	$16.47	$16.15	$16.67
Total return(c)	7.80%	(0.20)%	4.70%	(0.64)%	8.37%
Ratios to average net assets: (d)
Net investment income	2.63%(b)	2.56%	2.63%	2.49%	3.14%
Total expenses	1.55%	1.94%	1.69%	1.67%	1.61%
Net expenses	1.47%	1.47%	1.47%	1.47%	1.47%
Portfolio turnover	155%	236%	214%	236%	210%
Net assets, ending (in thousands)	$4,493	$4,678	$5,411	$5,505	$8,283

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Short Duration Income Fund

	Years Ended
	September 30,
Class A Shares	2016(a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$15.96	$16.19	$16.28	$16.43	$16.06
Income from investment operations:
Net investment income	0.33(b)	0.29	0.31	0.30	0.35
Net realized and unrealized gain (loss)	0.22	(0.23)	(0.09)	(0.12)	0.65
Total from investment operations	0.55	0.06	0.22	0.18	1.00
Distributions from:
Net investment income	(0.33)	(0.29)	(0.31)	(0.32)	(0.38)
Net realized gain	—	— (c)	—	(0.01)	(0.25)
Total distributions	(0.33)	(0.29)	(0.31)	(0.33)	(0.63)
Total increase (decrease) in net asset value	0.22	(0.23)	(0.09)	(0.15)	0.37
Net asset value, ending	$16.18	$15.96	$16.19	$16.28	$16.43
Total return(d)	3.50%	0.39%	1.34%	1.12%	6.41%
Ratios to average net assets: (e)
Net investment income	2.05%(b)	1.79%	1.87%	1.84%	2.18%
Total expenses	0.97%	1.13%	1.14%	1.12%	1.22%
Net expenses	0.94%	1.08%	1.08%	1.08%	1.08%
Portfolio turnover	147%	206%	168%	166%	187%
Net assets, ending (in thousands)	$618,552	$733,415	$933,534	$1,145,473	$1,279,265

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0 per share and 0% of average net assets.

(c)

Amount is less than $0.005 per share.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Short Duration Income Fund
	Years Ended
	September 30,
Class C Shares	2016(a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$15.91	$16.13	$16.21	$16.37	$15.99
Income from investment operations:
Net investment income	0.21(b)	0.17	0.19	0.19	0.22
Net realized and unrealized gain (loss)	0.21	(0.22)	(0.08)	(0.14)	0.66
Total from investment operations	0.42	(0.05)	0.11	0.05	0.88
Distributions from:
Net investment income	(0.21)	(0.17)	(0.19)	(0.20)	(0.25)
Net realized gain	—	—(c)	—	(0.01)	(0.25)
Total distributions	(0.21)	(0.17)	(0.19)	(0.21)	(0.50)
Total increase (decrease) in net asset value	0.21	(0.22)	(0.08)	(0.16)	0.38
Net asset value, ending	$16.12	$15.91	$16.13	$16.21	$16.37
Total return(d)	2.67%	(0.29)%	0.67%	0.34%	5.65%
Ratios to average net assets: (e)
Net investment income	1.30%(b)	1.05%	1.15%	1.14%	1.40%
Total expenses	1.72%	1.81%	1.80%	1.78%	1.86%
Net expenses	1.69%	1.81%	1.80%	1.78%	1.86%
Portfolio turnover	147%	206%	168%	166%	187%
Net assets, ending (in thousands)	$130,665	$152,994	$194,133	$228,366	$258,843

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0 per share and 0% of average net assets.

(c)

Amount is less than $0.005 per share.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Short Duration Income Fund

	Years Ended
	September 30,
Class Y Shares	2016(a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$16.09	$16.32	$16.40	$16.56	$16.18
Income from investment operations:
Net investment income	0.38(b)	0.34	0.36	0.36	0.40
Net realized and unrealized gain (loss)	0.22	(0.24)	(0.08)	(0.13)	0.66
Total from investment operations	0.60	0.10	0.28	0.23	1.06
Distributions from:
Net investment income	(0.38)	(0.33)	(0.36)	(0.38)	(0.43)
Net realized gain	—	—(c)	—	(0.01)	(0.25)
Total distributions	(0.38)	(0.33)	(0.36)	(0.39)	(0.68)
Total increase (decrease) in net asset value	0.22	(0.23)	(0.08)	(0.16)	0.38
Net asset value, ending	$16.31	$16.09	$16.32	$16.40	$16.56
Total return(d)	3.77%	0.67%	1.70%	1.41%	6.77%
Ratios to average net assets: (e)
Net investment income	2.35%(b)	2.07%	2.17%	2.19%	2.48%
Total expenses	0.67%	0.80%	0.76%	0.73%	0.81%
Net expenses	0.64%	0.80%	0.76%	0.73%	0.81%
Portfolio turnover	147%	206%	168%	166%	187%
Net assets, ending (in thousands)	$362,582	$351,033	$400,932	$329,595	$304,223

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0 per share and 0% of average net assets.

(c)

Amount is less than $0.005 per share.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Short Duration Income Fund

	Years Ended
	September 30,
Class I Shares	2016(a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$16.05	$16.27	$16.35	$16.51	$16.12
Income from investment operations:
Net investment income	0.40(b)	0.38	0.40	0.39	0.44
Net realized and unrealized gain (loss)	0.22	(0.22)	(0.08)	(0.13)	0.66
Total from investment operations	0.62	0.16	0.32	0.26	1.10
Distributions from:
Net investment income	(0.40)	(0.38)	(0.40)	(0.41)	(0.46)
Net realized gain	—	—(c)	—	(0.01)	(0.25)
Total distributions	(0.40)	(0.38)	(0.40)	(0.42)	(0.71)
Total increase (decrease) in net asset value	0.22	(0.22)	(0.08)	(0.16)	0.39
Net asset value, ending	$16.27	$16.05	$16.27	$16.35	$16.51
Total return(d)	3.91%	1.02%	1.97%	1.64%	7.05%
Ratios to average net assets: (e)
Net investment income	2.47%(b)	2.37%	2.46%	2.44%	2.72%
Total expenses	0.53%	0.50%	0.48%	0.49%	0.55%
Net expenses	0.52%	0.50%	0.48%	0.49%	0.55%
Portfolio turnover	147%	206%	168%	166%	187%
Net assets, ending (in thousands)	$259,852	$284,839	$231,420	$157,557	$100,874

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0 per share and 0% of average net assets.

(c)

Amount is less than $0.005 per share.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Long-Term Income Fund

	Years Ended
	September 30,
Class A Shares	2016(a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$16.59	$17.21	$16.31	$18.89	$17.77
Income from investment operations:
Net investment income	0.49	0.47	0.54	0.54	0.48
Net realized and unrealized gain (loss)	1.63	(0.23)	1.25	(1.47)	1.77
Total from investment operations	2.12	0.24	1.79	(0.93)	2.25
Distributions from:
Net investment income	(0.49)	(0.48)	(0.55)	(0.55)	(0.50)
Net realized gain	—	(0.38)	(0.34)	(1.10)	(0.63)
Total distributions	(0.49)	(0.86)	(0.89)	(1.65)	(1.13)
Total increase (decrease) in net asset value	1.63	(0.62)	0.90	(2.58)	1.12
Net asset value, ending	$18.22	$16.59	$17.21	$16.31	$18.89
Total return(b)	13.00%	1.25%	11.36%	(5.42)%	13.28%
Ratios to average net assets: (c)
Net investment income	2.83%	2.74%	3.26%	3.03%	2.70%
Total expenses	1.15%	1.29%	1.27%	1.28%	1.28%
Net expenses	1.12%	1.25%	1.25%	1.25%	1.25%
Portfolio turnover	244%	290%	289%	272%	406%
Net assets, ending (in thousands)	$89,470	$78,792	$82,489	$112,979	$217,482

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses by the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Long-Term Income Fund

	Years or Periods Ended
	September 30,
Class I Shares	2016(a)	2015 (a)(b)
Net asset value, beginning	$16.59	$18.35
Income from investment operations:
Net investment income	0.59	0.40
Net realized and unrealized gain (loss)	1.63	(1.79)
Total from investment operations	2.22	(1.39)
Distributions from:
Net investment income	(0.59)	(0.37)
Total distributions	(0.59)	(0.37)
Total increase (decrease) in net asset value	1.63	(1.76)
Net asset value, ending	$18.22	$16.59
Total return (c)	13.65%	(7.60)%
Ratios to average net assets:(d)
Net investment income	3.36%	3.57%(e)
Total expenses	19.58%	167.76%(e)
Net expenses	0.55%	0.55%(e)
Portfolio turnover	244%	290%
Net assets, ending (in thousands)	$298	$25

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From January 30, 2015 inception.

(c)

Total Return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Ultra-Short Income Fund

	Years Ended
	September 30,
Class A Shares	2016(a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$15.49	$15.59	$15.55	$15.54	$15.41
Income from investment operations:
Net investment income	0.16(b)	0.10	0.10	0.10	0.15
Net realized and unrealized gain (loss)	0.10	(0.09)	0.04	0.05	0.22
Total from investment operations	0.26	0.01	0.14	0.15	0.37
Distributions from:
Net investment income	(0.16)	(0.11)	(0.10)	(0.14)	(0.24)
Total distributions	(0.16)	(0.11)	(0.10)	(0.14)	(0.24)
Total increase (decrease) in net asset value	0.10	(0.10)	0.04	0.01	0.13
Net asset value, ending	$15.59	$15.49	$15.59	$15.55	$15.54
Total return (c)	1.68%	0.03%	0.92%	0.96%	2.45%
Ratios to average net assets:(d)
Net investment income	1.01%(b)	0.65%	0.62%	0.67%	1.03%
Total expenses	0.91%	1.00%	1.04%	1.02%	1.05%
Net expenses	0.88%	0.89%	0.79%	0.89%	0.89%
Portfolio turnover	64%	66%	154%	223%	210%
Net assets, ending (in thousands)	$408,788	$507,913	$624,968	$535,029	$329,197

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.003 per share and 0.02% of average net assets.

(c)

Total Return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Ultra-Short Income Fund

	Years or Periods Ended
	September 30,
Class Y Shares	2016(a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$15.54	$15.64	$15.60	$15.58	$15.46
Income from investment operations:
Net investment income	0.20(b)	0.13	0.12	0.14	0.20
Net realized and unrealized gain (loss)	0.11	(0.09)	0.04	0.05	0.20
Total from investment operations	0.31	0.04	0.16	0.19	0.40
Distributions from:
Net investment income	(0.21)	(0.14)	(0.12)	(0.17)	(0.28)
Total distributions	(0.21)	(0.14)	(0.12)	(0.17)	(0.28)
Total increase (decrease) in net asset value	0.10	(0.10)	0.04	0.02	0.12
Net asset value, ending	$15.64	$15.54	$15.64	$15.60	$15.58
Total return (c)	1.98%	0.24%	1.04%	1.26%	2.61%
Ratios to average net assets:(d)
Net investment income	1.31%(b)	0.85%	0.75%	0.88%	1.26%
Total expenses	0.61%	0.69%	0.67%	0.66%	0.67%
Net expenses	0.59%	0.69%	0.67%	0.66%	0.67%
Portfolio turnover	64%	66%	154%	223%	210%
Net assets, ending (in thousands)	$200,321	$216,201	$220,243	$154,605	$81,789

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.003 per share and 0.02% of average net assets.

(c)

Total Return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Ultra-Short Income Fund

	Periods Ended
	September 30,
Class I Shares	2016(a)	2015(a)	2014(a)(b)
Net asset value, beginning	$15.50	$15.60	$15.58
Income from investment operations:
Net investment income	0.22(c)	0.17	0.09
Net realized and unrealized gain (loss)	0.10	(0.11)	0.02
Total from investment operations	0.32	0.06	0.11
Distributions from:
Net investment income	(0.22)	(0.16)	(0.09)
Total distributions	(0.22)	(0.16)	(0.09)
Total increase (decrease) in net asset value	0.10	(0.10)	0.02
Net asset value, ending	$15.60	$15.50	$15.60
Total return(d)	2.09%	0.36%	0.73%
Ratios to average net assets:(e)
Net investment income	1.43%(c)	1.09%	0.90%(f)
Total expenses	0.55%	1.11%	1,629.57%(f)
Net expenses	0.50%	0.50%	0.50%(f)
Portfolio turnover	64%	66%	154%
Net assets, ending (in thousands)	$38,609	$8,491	$2

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From January 31, 2014 inception.

(c)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.004 per share and 0.02% of average net assets.

(d)

Total Return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert High Yield Bond Fund

	Years Ended
	September 30,
Class A Shares	2016(a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$26.32	$29.61	$30.12	$29.38	$26.75
Income from investment operations:
Net investment income	1.43	1.41	1.55	1.63	1.69
Net realized and unrealized gain (loss)	0.96	(2.56)	(0.11)	0.75	2.62
Total from investment operations	2.39	(1.15)	1.44	2.38	4.31
Distributions from:
Net investment income	(1.41)	(1.42)	(1.53)	(1.64)	(1.68)
Net realized gain	—	(0.72)	(0.42)	—	—
Total distributions	(1.41)	(2.14)	(1.95)	(1.64)	(1.68)
Total increase (decrease) in net asset value	0.98	(3.29)	(0.51)	0.74	2.63
Net asset value, ending	$27.30	$26.32	$29.61	$30.12	$29.38
Total return (b)	9.43%	(4.03)%	4.80%	8.27%	16.53%
Ratios to average net assets: (c)
Net investment income	5.41%	5.05%	5.06%	5.45%	6.00%
Total expenses	1.34%	1.37%	1.37%	1.43%	1.58%
Net expenses	1.07%	1.07%	1.07%	1.11%	1.58%
Portfolio turnover	129%	198%	228%	293%	273%
Net assets, ending (in thousands)	$71,817	$61,711	$68,313	$54,608	$37,623

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert High Yield Bond Fund

	Years or Periods Ended
	September 30,
Class C Shares	2016(a)	2015(a)	2014(a)	2013(a)	2012(a)(b)
Net asset value, beginning	$26.67	$29.98	$30.48	$29.72	$27.75
Income from investment operations:
Net investment income	1.22	1.15	1.25	1.35	1.11
Net realized and unrealized gain (loss)	0.98	(2.59)	(0.10)	0.75	1.81
Total from investment operations	2.20	(1.44)	1.15	2.10	2.92
Distributions from:
Net investment income	(1.19)	(1.15)	(1.23)	(1.34)	(0.95)
Net realized gain	—	(0.72)	(0.42)	—	—
Total distributions	(1.19)	(1.87)	(1.65)	(1.34)	(0.95)
Total increase (decrease) in net asset value	1.01	(3.31)	(0.50)	0.76	1.97
Net asset value, ending	$27.68	$26.67	$29.98	$30.48	$29.72
Total return(c)	8.50%	(4.97)%	3.76%	7.16%	10.67%
Ratios to average net assets: (d)
Net investment income	4.58%	4.05%	4.05%	4.45%	4.66%(e)
Total expenses	2.28%	2.33%	2.15%	2.56%	4.62%(e)
Net expenses	1.91%	2.07%	2.07%	2.10%	2.65%(e)
Portfolio turnover	129%	198%	228%	293%	273%(f)
Net assets, ending (in thousands)	$5,572	$5,927	$6,143	$3,861	$1,732

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From October 31, 2011 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

(f)

Portfolio turnover is not annualized for periods of less than one year.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert High Yield Bond Fund

	Years or Periods Ended
	September 30,
Class Y Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$27.48	$30.83	$31.29	$30.49	$27.08
Income from investment operations:
Net investment income	1.56	1.54	1.65	1.79	1.72
Net realized and unrealized gain (loss)	1.01	(2.66)	(0.07)	0.75	2.79
Total from investment operations	2.57	(1.12)	1.58	2.54	4.51
Distributions from:
Net investment income	(1.48)	(1.51)	(1.62)	(1.74)	(1.10)
Net realized gain	—	(0.72)	(0.42)	—	—
Total distributions	(1.48)	(2.23)	(2.04)	(1.74)	(1.10)
Total increase (decrease) in net asset value	1.09	(3.35)	(0.46)	0.80	3.41
Net asset value, ending	$28.57	$27.48	$30.83	$31.29	$30.49
Total return (b)	9.69%	(3.77)%	5.07%	8.48%	16.88%
Ratios to average net assets: (c)
Net investment income	5.67%	5.27%	5.29%	5.69%	5.92%
Total expenses	1.06%	1.05%	1.04%	1.28%	5.19%
Net expenses	0.82%	0.82%	0.82%	0.84%	1.40%
Portfolio turnover	129%	198%	228%	293%	273%
Net assets, ending (in thousands)	$21,220	$13,672	$15,355	$5,005	$1,338

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert High Yield Bond Fund

	Years Ended
	September 30,
Class I Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$25.98	$29.25	$29.75	$29.03	$26.48
Income from investment operations:
Net investment income	1.49	1.49	1.62	1.71	1.86
Net realized and unrealized gain (loss)	0.96	(2.53)	(0.09)	0.73	2.56
Total from investment operations	2.45	(1.04)	1.53	2.44	4.42
Distributions from:
Net investment income	(1.50)	(1.51)	(1.61)	(1.72)	(1.87)
Net realized gain	—	(0.72)	(0.42)	—	—
Total distributions	(1.50)	(2.23)	(2.03)	(1.72)	(1.87)
Total increase (decrease) in net asset value	0.95	(3.27)	(0.50)	0.72	2.55
Net asset value, ending	$26.93	$25.98	$29.25	$29.75	$29.03
Total return (b)	9.81%	(3.71)%	5.16%	8.58%	17.19%
Ratios to average net assets: (c)
Net investment income	5.76%	5.39%	5.38%	5.77%	6.68%
Total expenses	0.92%	0.93%	0.89%	0.95%	1.00%
Net expenses	0.74%	0.74%	0.74%	0.79%	1.00%
Portfolio turnover	129%	198%	228%	293%	273%
Net assets, ending (in thousands)	$80,815	$34,539	$42,556	$39,821	$32,952

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Bond Portfolio

	Years Ended
	September 30,
Class A Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$15.83	$15.92	$15.61	$16.58	$15.85
Income from investment operations:
Net investment income	0.40(b)	0.38	0.38	0.33	0.40
Net realized and unrealized gain (loss)	0.53	(0.09)	0.34	(0.69)	0.91
Total from investment operations	0.93	0.29	0.72	(0.36)	1.31
Distributions from:
Net investment income	(0.40)	(0.38)	(0.38)	(0.35)	(0.41)
Net realized gain	—	—	(0.03)	(0.26)	(0.17)
Total distributions	(0.40)	(0.38)	(0.41)	(0.61)	(0.58)
Total increase (decrease) in net asset value	0.53	(0.09)	0.31	(0.97)	0.73
Net asset value, ending	$16.36	$15.83	$15.92	$15.61	$16.58
Total return (c)	5.96%	1.79%	4.66%	(2.27)%	8.47%
Ratios to average net assets: (d)
Net investment income	2.49%(b)	2.35%	2.40%	2.05%	2.52%
Total expenses	0.94%	1.07%	1.12%	1.11%	1.16%
Net expenses	0.91%	1.07%	1.12%	1.11%	1.16%
Portfolio turnover	154%	241%	187%	214%	228%
Net assets, ending (in thousands)	$395,957	$395,194	$378,269	$408,823	$473,995

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0 per share and 0% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Bond Portfolio

	Years Ended
	September 30,
Class C Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$15.73	$15.82	$15.52	$16.48	$15.76
Income from investment operations:
Net investment income	0.25(b)	0.24	0.25	0.20	0.27
Net realized and unrealized gain (loss)	0.54	(0.09)	0.33	(0.68)	0.90
Total from investment operations	0.79	0.15	0.58	(0.48)	1.17
Distributions from:
Net investment income	(0.26)	(0.24)	(0.25)	(0.22)	(0.28)
Net realized gain	—	—	(0.03)	(0.26)	(0.17)
Total distributions	(0.26)	(0.24)	(0.28)	(0.48)	(0.45)
Total increase (decrease) in net asset value	0.53	(0.09)	0.30	(0.96)	0.72
Net asset value, ending	$16.26	$15.73	$15.82	$15.52	$16.48
Total return(c)	5.05%	0.95%	3.78%	(3.01)%	7.58%
Ratios to average net assets: (d)
Net investment income	1.59%(b)	1.51%	1.60%	1.26%	1.73%
Total expenses	1.84%	1.91%	1.92%	1.90%	1.96%
Net expenses	1.81%	1.91%	1.92%	1.90%	1.96%
Portfolio turnover	154%	241%	187%	214%	228%
Net assets, ending (in thousands)	$32,349	$32,626	$33,963	$37,620	$45,974

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0 per share and 0% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Bond Portfolio

	Years Ended
	September 30,
Class Y Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$15.94	$16.03	$15.70	$16.67	$15.93
Income from investment operations:
Net investment income	0.44(b)	0.42	0.42	0.38	0.45
Net realized and unrealized gain (loss)	0.54	(0.09)	0.35	(0.70)	0.92
Total from investment operations	0.98	0.33	0.77	(0.32)	1.37
Distributions from:
Net investment income	(0.44)	(0.42)	(0.41)	(0.39)	(0.46)
Net realized gain	—	—	(0.03)	(0.26)	(0.17)
Total distributions	(0.44)	(0.42)	(0.44)	(0.65)	(0.63)
Total increase (decrease) in net asset value	0.54	(0.09)	0.33	(0.97)	0.74
Net asset value, ending	$16.48	$15.94	$16.03	$15.70	$16.67
Total return(c)	6.26%	2.06%	4.98%	(1.97)%	8.79%
Ratios to average net assets: (d)
Net investment income	2.75%(b)	2.63%	2.66%	2.36%	2.81%
Total expenses	0.67%	0.80%	0.85%	0.81%	0.87%
Net expenses	0.64%	0.80%	0.85%	0.81%	0.87%
Portfolio turnover	154%	241%	187%	214%	228%
Net assets, ending (in thousands)	$110,049	$77,131	$53,613	$39,300	$35,396

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0 per share and 0% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Bond Portfolio

	Years Ended
	September 30,
Class I Shares	2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$15.85	$15.94	$15.62	$16.59	$15.85
Income from investment operations:
Net investment income	0.46(b)	0.47	0.48	0.43	0.50
Net realized and unrealized gain (loss)	0.53	(0.09)	0.35	(0.70)	0.92
Total from investment operations	0.99	0.38	0.83	(0.27)	1.42
Distributions from:
Net investment income	(0.46)	(0.47)	(0.48)	(0.44)	(0.51)
Net realized gain	—	—	(0.03)	(0.26)	(0.17)
Total distributions	(0.46)	(0.47)	(0.51)	(0.70)	(0.68)
Total increase (decrease) in net asset value	0.53	(0.09)	0.32	(0.97)	0.74
Net asset value, ending	$16.38	$15.85	$15.94	$15.62	$16.59
Total return(c)	6.35%	2.36%	5.35%	(1.69)%	9.21%
Ratios to average net assets: (d)
Net investment income	2.86%(b)	2.91%	3.01%	2.66%	3.12%
Total expenses	0.54%	0.51%	0.50%	0.51%	0.56%
Net expenses	0.53%	0.51%	0.50%	0.51%	0.56%
Portfolio turnover	154%	241%	187%	214%	228%
Net assets, ending (in thousands)	$355,017	$328,690	$300,602	$220,621	$202,799

(a)

Per share figures are calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0 per share and 0% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Green Bond Fund

Years or Periods Ended
	September 30,
Class A Shares	2016(a)	2015 (a)	2014 (a)(b)
Net asset value, beginning	$15.14	$15.20	$15.00
Income from investment operations:
Net investment income	0.25	0.23	0.17
Net realized and unrealized gain (loss)	0.53	0.06	0.17
Total from investment operations	0.78	0.29	0.34
Distributions from:
Net investment income	(0.25)	(0.22)	(0.14)
Net realized gain	(0.03)	(0.13)	—
Total distributions	(0.28)	(0.35)	(0.14)
Total increase (decrease) in net asset value	0.50	(0.06)	0.20
Net asset value, ending	$15.64	$15.14	$15.20
Total return(c)	5.21%	1.95%	2.29%
Ratios to average net assets: (d)
Net investment income	1.64%	1.49%	1.21%(e)
Total expenses	1.12%	1.24%	1.99%(e)
Net expenses	0.88%	0.88%	0.88%(e)
Portfolio turnover	243%	444%	545%
Net assets, ending (in thousands)	$28,987	$23,108	$10,622

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From October 31, 2013 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Green Bond Fund

	Years or Periods Ended
	September 30,
Class Y Shares	2016(a)	2015(a)	2014(a)(b)
Net asset value, beginning	$15.17	$15.22	$15.00
Income from investment operations:
Net investment income	0.29	0.27	0.17
Net realized and unrealized gain (loss)	0.53	0.06	0.21
Total from investment operations	0.82	0.33	0.38
Distributions from:
Net investment income	(0.29)	(0.25)	(0.16)
Net realized gain	(0.03)	(0.13)	—
Total distributions	(0.32)	(0.38)	(0.16)
Total increase (decrease) in net asset value	0.50	(0.05)	0.22
Net asset value, ending	$15.67	$15.17	$15.22
Total return (c)	5.46%	2.21%	2.56%
Ratios to average net assets: (d)
Net investment income	1.91%	1.74%	1.56%(e)
Total expenses	0.81%	1.10%	14.21%(e)
Net expenses	0.63%	0.63%	0.63%(e)
Portfolio turnover	243%	444%	545%
Net assets, ending (in thousands)	$16,923	$7,517	$1,046

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From October 31, 2013 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Calvert Green Bond Fund

	Years or Periods Ended
	September 30,
Class I Shares	2016(a)	2015(a)	2014(a)(b)
Net asset value, beginning	$15.13	$15.18	$15.00
Income from investment operations:
Net investment income	0.31	0.29	0.21
Net realized and unrealized gain (loss)	0.53	0.06	0.18
Total from investment operations	0.84	0.35	0.39
Distributions from:
Net investment income	(0.31)	(0.27)	(0.21)
Net realized gain	(0.03)	(0.13)	—
Total distributions	(0.34)	(0.40)	(0.21)
Total increase (decrease) in net asset value	0.50	(0.05)	0.18
Net asset value, ending	$15.63	$15.13	$15.18
Total return (c)	5.60%	2.36%	2.58%
Ratios to average net assets: (d)
Net investment income	2.01%	1.89%	1.51%(e)
Total expenses	0.67%	0.76%	1.17%(e)
Net expenses	0.50%	0.50%	0.50%(e)
Portfolio turnover	243%	444%	545%
Net assets, ending (in thousands)	$23,908	$28,540	$12,994

(a)

Per share figures are calculated using the Average Shares Method.

(b)

From October 31, 2013 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Appendix A

The Calvert Principles for Responsible Investment

We believe that most corporations and other issuers of securities deliver a net benefit to society, through their products and services, creation of jobs and the sum of their behaviors.  As a responsible investor, Calvert Research and Management seeks to invest in issuers that provide positive leadership in the areas of their operations and overall activities that are material to improving societal outcomes, including those that will affect future generations.

Calvert seeks to invest in issuers that balance the needs of financial and nonfinancial stakeholders and demonstrate a commitment to the global commons, as well as to the rights of individuals and communities.

The Calvert Principles for Responsible Investment (Calvert Principles) provide a framework for Calvert’s evaluation of investments and guide Calvert’s stewardship on behalf of clients through active engagement with issuers.  The Calvert Principles seek to identify companies and other issuers that operate in a manner that is consistent with or promote:

Environmental Sustainability and Resource Efficiency

•

Reduce the negative impact of operations and practices on the environment

•

Manage water scarcity and ensure efficient and equitable access to clean sources

•

Mitigate impact on all types of natural capital

•

Diminish climate-related risks and reduce carbon emissions

•

Drive sustainability innovation and resource efficiency through business operations or other activities, products and services

Equitable Societies and Respect for Human Rights

•

Respect consumers by marketing products and services in a fair and ethical manner, maintaining integrity in customer relations and ensuring the security of sensitive consumer data

•

Respect human rights, respect culture and tradition in local communities and economies, and respect Indigenous Peoples’ Rights

•

Promote diversity and gender equity across workplaces, marketplaces and communities

•

Demonstrate a commitment to employees by promoting development, communication, appropriate economic opportunity and decent workplace standards

•

Respect the health and well-being of consumers and other users of products and services by promoting product safety

Accountable Governance and Transparency

•

Provide responsible stewardship of capital in the best interests of shareholders and debtholders

•

Exhibit accountable governance and develop effective boards or other governing bodies that reflect expertise and diversity of perspective and provide oversight of sustainability risk and opportunity

•

Include environmental and social risks, impacts and performance in material financial disclosures to inform shareholders and debtholders, benefit stakeholders and contribute to strategy

•

Lift ethical standards in all operations, including in dealings with customers, regulators and business partners

•

Demonstrate transparency and accountability in addressing adverse events and controversies while minimizing risks and building trust

Calvert’s commitment to these Principles signifies continuing focus on investing in issuers with superior responsibility and sustainability characteristics. The application of the Calvert Principles generally precludes investments in issuers that:

•

Demonstrate poor environmental performance or compliance records, contribute significantly to local or global environmental problems, or include risks related to the operation of nuclear power facilities.

•

Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•

Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•

Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

•

Demonstrate poor governance or engage in harmful or unethical practices.

•

Manufacture tobacco products.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

•

Have significant and direct involvement in the manufacture of alcoholic beverages or gambling operations.

•

Manufacture or have significant and direct involvement in the sale of firearms and/or ammunition.

•

Manufacture, design or sell weapons, or the critical components of weapons that violate international humanitarian law; or manufacture, design or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the U.N. Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•

Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•

Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

An investment in a particular company or other issuer does not constitute Calvert’s endorsement or validation of the issuer, and the absence of a particular investment from a managed portfolio does not necessarily indicate that the issuer operates in a manner that is inconsistent with the Calvert Principles.

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Appendix B

Financial Intermediary Sales Charge Variations

As noted under “Purchasing Shares,” a financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this prospectus.  Set forth below are the variations in sales charges applicable to shares purchased through the noted financial intermediary.  All variations described below are applied by, and the responsibility of, the identified financial intermediary.  Variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified below should read the terms and conditions of the variations carefully.  A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary.

Fund Purchases through Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or in the SAI.

Front-end Sales Load Waivers on Class A Shares

The front-end sales charges applicable to purchases of Class A shares will be waived for:

•

Shares purchased by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•

Shares purchased by or through a 529 Plan

•

Shares purchased through a Merrill Lynch affiliated investment advisory program

•

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•

Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•

Shares purchased by employees and registered representatives of Merrill Lynch or its affiliates and their family members

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A, Class B and Class C Shares

The CDSC payable on redemptions of Class A, Class B and Class C will be waived in connection with:

•

Shares sold on the death or disability of the shareholder

•

Shares sold as part of a systematic withdrawal plan as described in “Shareholder Account Features”

•

Shares sold to return excess contributions from an IRA Account

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•

Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•

The sale of Fund shares acquired pursuant to the Rights of Reinstatement privilege as described above

•

Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to Class A and Class C shares only)

•

An exchange for shares of another class of the same fund through a fee-based individual retirement account on the Merrill Lynch platform.  In such circumstances, Merrill Lynch will remit the portion of the CDSC to be paid to the principal underwriter equal to the number of months remaining on the CDSC period divided by the total number of months of the CDSC period

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

Front-end load Discounts Available: Discounts, Rights of Accumulation & Letters of Intent

Front-end sales charges may be subject to discounts, rights of accumulation and letters of intent as follows:

•

The front-end sales charge applicable to Class A shares may be subject to breakpoint discounts for purchases in excess of $50,000 for Class A as described under “Sales Charges”

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•

Letters of Intent (LOI) through Merrill Lynch, over a 13-month period of time (if applicable)

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

To Open an Account (Class A, C, Y and I):

800-368-2745

Performance and Prices:

www.calvert.com
24 hours, 7 days a week

Service for Existing Accounts:

Shareholders 800-368-2745
Brokers 800-368-2745

Regular Mail:

Calvert Funds
P.O. Box 219544
Kansas City, MO 64121-9544

Registered, Certified or

Overnight Mail:

Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this Prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Funds
P.O. Box 219544

Kansas City, MO 64121-9544
Telephone: 1-800-368-2745

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on the Calvert funds’ website at the following Internet address:

www.calvert.com

You can review and copy information about a Fund (including its SAI) at the SEC’s Public Reference Room at 100 F Street, NE, Washington, D.C. 20549. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street, NE, Washington, D.C. 20549-1520.

The Funds enter into contractual arrangements with various parties, including, among others, the Adviser, who provide services to the Funds.  Shareholders of the Funds are not parties to, or third-party beneficiaries of, any of those contractual arrangements, and those contractual arrangements cannot be enforced by shareholders of the Funds.

Neither this Prospectus, the SAI nor any document filed as an exhibit to the Funds’ registration statement is intended to give rise to any agreement or contract between a Fund and any shareholder, or give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Investment Company Act file:

No. 811-3334 Calvert Social Investment Fund (Calvert Bond Portfolio)

No. 811-3416 The Calvert Fund (Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund and Calvert High Yield Bond Fund)

No. 811-10045 Calvert Impact Fund, Inc. (Calvert Green Bond Fund)

24138 7.13.17

Printed on recycled paper using soy or vegetable inks

Calvert Income Funds

Prospectus dated February 1, 2017 as revised July 13, 2017